UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04138
Allmerica Investment Trust
(Exact name of registrant as specified in charter)
440 Lincoln Street Worcester, Massachusetts		01653
(Address of principal executive offices)		(Zip code)

George M. Boyd, Trust Secretary Allmerica Financial 440 Lincoln Street Worcester, MA 01653
(Name and address of agent for service)

Registrant's telephone number, including area code:		(508) 855-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1.  Schedule of Investments.

SELECT CAPITAL APPRECIATION FUND

PORTFOLIO OF INVESTMENTS - March 31, 2005 (Unaudited)

Shares		Value
COMMON STOCKS - 98.5%

	Advertising - 0.4%
47,000	Catalina Marketing Corp. (a)	$1,217,300

	Aerospace & Defense - 3.4%
49,000	Alliant Techsystems, Inc. *	3,501,050
38,000	Goodrich Corp.	1,455,020
95,000	Rockwell Collins, Inc.	4,521,050
		9,477,120

	Airlines - 1.2%
74,000	JetBlue Airways Corp. * (a)	1,408,960
131,000	Southwest Airlines, Inc.	1,865,440
		3,274,400

	Auto Manufacturers - 1.1%
36,000	Oshkosh Truck Corp.	2,951,640

	Auto Parts & Equipment - 0.5%
71,000	TRW Automotive Holdings Corp. *	1,379,530

	Banks - 0.6%
23,000	Investors Financial Services Corp.	1,124,930
14,000	Silicon Valley Bancshares *	616,840
		1,741,770

	Beverages - 0.7%
82,000	Cott Corp. * (a)	1,986,860

	Biotechnology - 2.7%
25,000	Celgene Corp. *	851,250
48,000	Human Genome Sciences, Inc. *	442,560
22,000	Invitrogen Corp. *	1,522,400
150,000	Medimmune, Inc. *	3,571,500
35,000	Protein Design Labs, Inc. *	559,650
51,000	Vertex Pharmaceuticals, Inc. * (a)	477,360
		7,424,720

	Building Materials - 0.9%
53,000	American Standard Companies, Inc.	2,463,440

	Chemicals - 0.9%
29,000	Potash Corp. of Saskatchewan, Inc. (a)	2,537,790

	Commercial Services - 8.0%
14,000	Apollo Group, Inc. *	1,036,840
86,000	Certegy, Inc.	2,977,320
91,000	ChoicePoint, Inc. *	3,650,010
52,000	Education Management *	1,453,400
11,000	Getty Images, Inc. * (a)	782,210
34,000	Global Payments, Inc.	2,192,660
24,000	Hewitt Associates, Inc. * (a)	638,400

1

86,000	Iron Mountain, Inc. *	$2,480,240
66,000	Manpower, Inc.	2,872,320
99,000	MoneyGram International, Inc.	1,870,110
52,000	Robert Half International, Inc. (a)	1,401,920
26,000	Viad Corp. (a)	699,400
		22,054,830

	Computers - 4.0%
34,000	CACI International, Inc., Class A *	1,877,820
156,000	Cadence Design Systems, Inc. *	2,332,200
37,000	Diebold, Inc.	2,029,450
64,000	DST Systems, Inc. *	2,955,520
7,000	Research In Motion *	534,940
36,000	SunGard Data Systems, Inc. *	1,242,000
		10,971,930

	Diversified Financial Services - 3.9%
184,000	Ameritrade Holding Corp. *	1,878,640
83,000	CapitalSource, Inc. * (a)	1,909,000
88,000	Eaton Vance Corp.	2,062,720
33,000	Federated Investors, Inc., Class B	934,230
28,000	Legg Mason, Inc.	2,187,920
99,000	Waddell & Reed Financial, Class A	1,954,260
		10,926,770

	Electronics - 4.1%
156,000	Flextronics International, Ltd. *	1,878,240
56,000	Flir Systems, Inc. * (a)	1,696,800
39,000	Garmin, Ltd. (a)	1,806,480
74,000	Gentex Corp. (a)	2,360,600
88,000	Jabil Circuit, Inc. *	2,509,760
31,000	Waters Corp. *	1,109,490
		11,361,370

	Food - 0.5%
13,000	Whole Foods Market, Inc.	1,327,690

	Health Care-Products - 2.6%
10,000	Bausch & Lomb, Inc. (a)	733,000
44,000	Edwards Lifesciences Corp. * (a)	1,901,680
21,000	Gen-Probe, Inc. *	935,760
10,000	INAMED Corp. *	698,800
39,000	Kinetic Concepts, Inc. *	2,326,350
21,000	Varian Medical Systems, Inc. * (a)	719,880
		7,315,470

	Health Care-Services - 4.7%
51,000	Community Health Systems, Inc. *	1,780,410
22,000	Coventry Health Care, Inc. *	1,499,080
21,000	Davita, Inc. *	878,850
106,000	Health Management Associates, Inc., Class A (a)	2,775,080
59,000	Laboratory Corp. of America Holdings *	2,843,800
88,000	Manor Care, Inc.	3,199,680
		12,976,900

2

	Insurance - 3.5%
87,000	Assurant, Inc.	$2,931,900
45,000	Axis Capital Holdings, Ltd.	1,216,800
44,000	Principal Financial Group, Inc.	1,693,560
25,000	Protective Life Corp.	982,500
20,000	Radian Group, Inc.	954,800
49,000	Willis Group Holdings, Ltd.	1,806,630
		9,586,190

	Internet - 3.2%
44,000	CheckFree Corp. * (a)	1,793,440
126,000	CNET Networks, Inc. * (a)	1,189,440
42,000	InterActiveCorp * (a)	935,340
66,000	Monster Worldwide, Inc. *	1,851,300
111,000	VeriSign, Inc. *	3,185,700
		8,955,220

	Iron & Steel - 0.4%
18,000	Nucor Corp.	1,036,080

	Leisure Time - 1.2%
71,000	Brunswick Corp.	3,326,350

	Lodging - 1.0%
88,000	Fairmont Hotels & Resorts, Inc. (a)	2,916,320

	Manufacturing - Miscellaneous - 3.8%
41,000	Danaher Corp. (a)	2,189,810
29,000	ITT Industries, Inc.	2,616,960
60,000	Roper Industries, Inc.	3,930,000
35,000	Teleflex, Inc. (a)	1,791,300
		10,528,070

	Media - 4.4%
173,000	Citadel Broadcasting Corp. * (a)	2,375,290
56,000	Cox Radio, Inc. *	941,360
56,000	Dolby Laboratories, Inc. *	1,316,000
27,000	Entercom Communications Corp. * (a)	959,040
99,000	Rogers Communications, Inc., Class B (a)	2,696,760
40,000	Scholastic Corp. *	1,475,600
49,400	Univision Communications, Inc. *	1,367,886
33,000	XM Satellite Radio Holdings, Inc. * (a)	1,039,500
		12,171,436

	Metal Fabricate & Hardware - 0.1%
2,000	Precision Castparts Corp.	154,020

	Mining - 0.7%
44,000	Newmont Mining Corp.	1,859,000

	Oil & Gas - 4.6%
22,000	Diamond Offshore Drilling, Inc. (a)	1,097,800
60,000	EOG Resources, Inc.	2,924,400
37,000	Murphy Oil Corp.	3,653,010
52,000	Western Gas Resources, Inc.	1,791,400
98,000	XTO Energy, Inc.	3,218,320
		12,684,930

3

	Oil & Gas Services - 3.3%
72,000	BJ Services Co.	$3,735,360
67,000	FMC Technologies, Inc. *	2,223,060
50,000	Smith International, Inc.	3,136,500
		9,094,920

	Pharmaceuticals - 8.6%
54,000	Abgenix, Inc. *	378,000
44,000	Alkermes, Inc. * (a)	456,720
22,000	AmerisourceBergen Corp. (a)	1,260,380
34,000	Amylin Pharmaceuticals, Inc. * (a)	594,660
54,000	Andrx Corp. *	1,224,180
57,000	Barr Pharmaceuticals *	2,783,310
48,000	Cephalon, Inc. * (a)	2,247,840
75,000	Elan Corp., Plc, Sponsored ADR * (a)	243,000
14,000	Eyetech Pharmaceuticals, Inc. * (a)	385,000
73,000	Gilead Sciences, Inc. *	2,613,400
16,000	ImClone Systems, Inc. * (a)	552,000
139,000	IVAX Corp. *	2,748,030
29,000	Neurocrine Biosciences, Inc. *	1,103,740
113,000	Omnicare, Inc.	4,005,850
14,000	Sepracor, Inc. * (a)	803,740
28,000	Taro Pharmaceuticals Industries * (a)	883,680
71,000	Valeant Pharmaceuticals International (a)	1,598,920
		23,882,450

	Retail - 7.9%
41,000	Best Buy Co., Inc.	2,214,410
38,000	CDW Corp. (a)	2,153,840
50,000	Dollar General Corp.	1,095,500
86,000	Family Dollar Stores, Inc.	2,610,960
11,000	MSC Industrial Direct Co., Class A	336,160
35,000	O’Reilly Automotive, Inc. * (a)	1,733,550
24,000	P.F. Chang’s China Bistro, Inc. * (a)	1,435,200
80,000	Petsmart, Inc. (a)	2,300,000
68,000	Ross Stores, Inc.	1,981,520
38,000	Shoppers Drug Mart Corp. *	1,267,871
56,000	The Cheesecake Factory, Inc. * (a)	1,985,200
32,000	Tiffany & Co. (a)	1,104,640
48,000	Williams-Sonoma, Inc. * (a)	1,764,000
		21,982,851

	Semiconductors - 4.5%
64,000	Amis Holdings, Inc. *	722,560
59,000	Integrated Circuit Systems, Inc. *	1,128,080
120,000	Intersil Corp., Class A	2,078,400
89,000	Microchip Technology, Inc.	2,314,890
78,000	Novellus Systems, Inc.	2,084,940
95,000	PMC-Sierra, Inc. * (a)	836,000
54,000	Semtech Corp. *	964,980
80,000	Xilinx, Inc.	2,338,400
		12,468,250

4

	Software - 5.0%
69,000	Activision, Inc. *	$1,021,200
23,000	Adobe Systems, Inc.	1,544,910
40,000	Fiserv, Inc. *	1,592,000
19,000	Intuit, Inc. *	831,630
55,000	Jack Henry & Associates, Inc.	989,450
14,000	Macromedia, Inc. *	469,000
107,000	McAfee, Inc. *	2,413,920
37,000	Mercury Interactive Corp. * (a)	1,753,060
56,000	NAVTEQ Corp. *	2,427,600
84,000	Red Hat, Inc. * (a)	916,440
		13,959,210

	Telecommunications - 5.3%
87,000	Adtran, Inc.	1,534,680
44,000	Comverse Technology, Inc. *	1,109,680
137,000	Crown Castle International Corp. *	2,200,220
120,000	Harris Corp., Inc.	3,918,000
48,000	Juniper Networks, Inc. *	1,058,880
125,000	Nextel Partners, Inc., Class A *	2,745,000
63,000	Telus Corp.	2,025,436
		14,591,896

	Transportation - 0.8%
32,000	C.H. Robinson Worldwide, Inc. (a)	1,648,960
13,000	Expeditors International of Washington, Inc.	696,150
		2,345,110

	Total Common Stocks (Cost $206,012,708)	272,931,833

Par Value
U.S. AGENCY OBLIGATIONS (b) - 1.7%

	Federal Home Loan Bank - 0.9%
$2,392,000	2.46%, 04/01/05	2,392,000

	Freddie Mac - 0.8%
2,200,000	2.82%, 05/16/05	2,192,383

	Total U.S. Agency Obligations (Cost $4,584,383)	4,584,383

Total Investments - 100.2% (Cost $210,597,091)		277,516,216
Net Other Assets and Liabilities - (0.2)%		(484,477)
Total Net Assets - 100.0%		$277,031,739

*              Non-income producing security.

5

(a)                                  All or a portion of this security is out on loan at March 31, 2005; the value of the securities loaned amounted to $59,693,060.  The value of collateral amounted to $61,963,569 which consisted of cash equivalents.

(b)                                 Effective yield at time of purchase.

ADR       American Depositary Receipt.  Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

FEDERAL INCOME TAX INFORMATION

At March 31, 2005, the aggregate cost of investment securities for tax purposes was $214,258,004. Net unrealized appreciation (depreciation) aggregated $63,258,212, of which $72,176,602 related to appreciated investment securities and $(8,918,390) related to depreciated investment securities.

Industry/Sector Concentration of Investments
as a Percentage of Net Assets:

Basic Materials	2.0%
Communications	13.3
Consumer Cyclical	12.9
Consumer Non-Cyclical	27.8
Energy	7.9
Financial	9.7
Industrial	13.1
Technology	13.5
Net Other Assets and Liabilities	(0.2)
Total	100.0%

6

SELECT VALUE OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS - March 31, 2005 (Unaudited)

Shares		Value
COMMON STOCKS - 98.1%

	Aerospace & Defense - 6.0%
210,400	Esterline Technologies Corp. *	$7,269,320
185,900	Goodrich Corp.	7,118,111
112,550	Moog, Inc., Class A *	5,087,260
		19,474,691

	Auto Manufacturers - 1.6%
61,400	Oshkosh Truck Corp.	5,034,186

	Auto Parts & Equipment - 0.0%
267,700	Mascotech, Inc. (a)	0

	Banks - 3.8%
134,500	First Horizon National Corp. (b)	5,486,255
241,325	North Fork Bancorp., Inc.	6,694,356
		12,180,611

	Biotechnology - 1.2%
87,300	Millipore Corp. *	3,788,820

	Building Materials - 3.0%
138,000	Carlisle Cos., Inc.	9,628,260

	Chemicals - 14.0%
273,500	Airgas, Inc.	6,533,915
155,800	Cytec Industries, Inc.	8,452,150
209,400	Huntsman Corp. * (b)	4,883,208
116,100	International Flavors & Fragrances, Inc.	4,585,950
179,900	Lyondell Chemical Co.	5,022,808
533,600	Methanex Corp.	10,367,848
171,500	OM Group, Inc. *	5,217,030
		45,062,909

	Commercial Services - 2.9%
146,210	Manpower, Inc.	6,363,059
97,012	R. R. Donnelley & Sons Co.	3,067,519
		9,430,578

	Diversified Financial Services - 2.3%
624,500	E*TRADE Financial Corp. *	7,494,000

	Electric - 2.2%
578,900	CenterPoint Energy, Inc.	6,964,167

	Electronics - 1.2%
108,700	Amphenol Corp., Class A	4,026,248

	Environmental Control - 1.5%
147,300	Watts Industries, Inc., Class A	4,803,453

1

	Hand & Machine Tools - 0.8%
57,200	Stanley Works (b)	$2,589,444

	Holding Companies - Diversified - 1.6%
140,300	Brascan Corp., Class A (b)	5,296,325

	Home Builders - 1.5%
159,600	Thor Industries, Inc. (b)	4,773,636

	Insurance - 10.6%
77,800	AMBAC Financial Group, Inc.	5,815,550
204,700	Assurant, Inc.	6,898,390
72,990	Everest Re Group, Ltd.	6,212,179
136,800	Leucadia National Corp. (b)	4,699,080
155,800	Protective Life Corp.	6,122,940
101,300	Reinsurance Group of America, Inc.	4,313,354
		34,061,493

	Leisure Time - 1.4%
101,000	Royal Caribbean Cruises, Ltd. (b)	4,513,690

	Machinery - Diversified - 1.3%
201,400	UNOVA, Inc. * (b)	4,158,910

	Manufacturing - Miscellaneous - 3.1%
210,400	Acuity Brands, Inc.	5,680,800
116,100	Briggs & Stratton Corp. (b)	4,227,201
		9,908,001

	Media - 2.9%
123,100	Entercom Communications Corp. * (b)	4,372,512
72,600	Knight-Ridder, Inc. (b)	4,882,350
		9,254,862

	Metal Fabricate & Hardware - 3.4%
155,800	Kaydon Corp. (b)	4,892,120
155,800	NCI Building Systems, Inc. *	6,013,880
		10,906,000

	Office & Business Equipment - 1.4%
130,400	Global Imaging Systems, Inc. *	4,623,984

	Oil & Gas - 3.2%
184,500	Pride International, Inc. *	4,582,980
235,700	Southern Union Co. *	5,918,427
		10,501,407

	Oil & Gas Services - 1.2%
66,700	Weatherford International, Ltd. *	3,864,598

	Pharmaceuticals - 0.5%
97,500	Impax Laboratories, Inc. * (b)	1,560,000

	Pipelines - 2.0%
110,200	Questar Corp.	6,529,350

2

	Real Estate - 1.7%
80,700	The St. Joe Co.	$5,431,110

	Retail - 13.4%
143,000	AnnTaylor Stores Corp. *	3,659,370
81,100	CDW Corp. (b)	4,596,748
249,000	Claire’s Stores, Inc.	5,736,960
325,800	Dollar Tree Stores, Inc. * (b)	9,360,234
186,700	Office Depot, Inc. * (b)	4,141,006
270,100	Ruby Tuesday, Inc. (b)	6,560,729
199,600	Tuesday Morning Corp. * (b)	5,762,452
122,400	United Auto Group, Inc.	3,406,392
		43,223,891

	Software - 2.4%
196,200	ATI Technologies, Inc. *	3,386,412
175,300	IMS Health, Inc.	4,275,567
		7,661,979

	Telecommunications - 3.9%
106,300	Amdocs, Ltd. *	3,018,920
813,600	Arris Group, Inc. * (b)	5,621,976
642,800	CGI Group, Inc., Class A *	4,056,068
		12,696,964

	Transportation - 2.1%
165,200	CSX Corp.	6,880,580

	Total Common Stocks (Cost $276,366,184)	316,324,147

Total Investments - 98.1% (Cost $276,366,184)		316,324,147
Net Other Assets and Liabilities - 1.9%		5,983,819
Total Net Assets - 100.0%		$322,307,966

*                                         Non-income producing security.

(a)                                  Contingent Value Obligation.

(b)                                 All or a portion of this security is out on loan at March 31, 2005; the value of the securities loaned amounted to $63,552,878.  The value of collateral amounted to $65,743,011 which consisted of cash equivalents.

FEDERAL INCOME TAX INFORMATION

At March 31, 2005, the aggregate cost of investment securities for tax purposes was $276,679,915. Net unrealized appreciation (depreciation) aggregated $39,644,232, of which $43,637,797 related to appreciated investment securities and $(3,993,565) related to depreciated investment securities.

3

Industry/Sector Concentration of Investments

as a Percentage of Net Assets:

Basic Materials	14.0%
Communications	6.8
Consumer Cyclical	17.9
Consumer Non-Cyclical	4.6
Diversified	1.6
Energy	6.4
Financial	18.4
Industrial	22.4
Technology	3.8
Utilities	2.2
Net Other Assets and Liabilities	1.9
Total	100.0%

4

SELECT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS - March 31, 2005 (Unaudited)

Shares		Value
COMMON STOCKS - 98.1%

	Australia - 1.6%
36,018	AMP, Ltd.	$197,057
15,745	Australia & New Zealand Banking Group, Ltd.	250,882
126,600	BHP Billiton, Ltd.	1,748,225
7,565	BHP Steel, Ltd.	50,859
44,581	National Australia Bank, Ltd.	976,657
6,633	RHI AG *	205,150
9,163	Rinker Group, Ltd.	76,472
36,000	Santos, Ltd.	250,371
29,435	Stockland	132,836
7,300	Suncorp-Metway, Ltd.	109,606
205,400	Telstra Corp.	807,899
20,320	Woolworths, Ltd.	252,022
		5,058,036

	Austria - 1.1%
2,392	Bank Austria Creditanstalt AG	235,748
4,834	Boehler-Uddeholm	659,847
4,400	Flughafen Wien AG	295,624
4,155	OMV AG	1,320,649
8,000	Voestalpine AG	617,899
4,787	Wienerberger AG	217,955
		3,347,722

	Belgium - 2.9%
5,064	Belgacom SA *	209,487
700	Colruyt SA	108,750
6,700	Delhaize Group	459,190
127,829	Dexia (a)	3,041,855
1,390	Electrabel SA	623,863
53,200	Fortis (a)	1,516,395
45,300	Fortis (Netherlands) * (a)	1,292,978
11,671	KBC Group	984,529
1,409	Solvay SA	168,010
13,700	UCB SA	663,211
		9,068,268

	Brazil - 0.5%
46,000	Cia Vale do Rio Doce, ADR	1,454,060

1

	Canada - 0.7%
6,400	Canadian National Railway Co.	$403,952
12,500	Canadian Natural Resources, Ltd.	706,403
6,800	EnCana Corp.	480,241
2,800	Magna International, Inc., Class A	187,492
6,500	National Bank of Canada (a)	281,408
2,200	Quebecor, Inc., Class B	56,471
		2,115,967

	Denmark - 0.1%
2,400	Novo Nordisk A/S, Class B (a)	133,676

	Finland - 1.4%
1,900	Finnair Oyj	15,473
31,100	Fortum Oyj (a)	605,764
11,700	Kesko Oyj, Class B (a)	300,720
170,650	Nokia Oyj *	2,646,735
11,700	Rautaruukki Oyj (a)	157,491
28,900	Sampo Oyj	419,748
1,800	Wartsila Oyj	47,245
		4,193,176

	France - 8.7%
80,600	AXA	2,147,929
49,209	BNP Paribas	3,487,448
1,589	Bongrain SA	110,449
58,064	Cie de Saint-Gobain	3,538,978
27,500	Dassault Systemes SA	1,298,097
200	Fromageries Bel Vache qui Rit	36,570
20,427	Imerys SA	1,544,351
15,100	Lafarge SA	1,462,752
6,923	Michelin, Class B	455,172
1,700	Pernod-Ricard	237,431
11,348	PSA Peugeot Citroen	721,383
9,285	Sanofi-Aventis	783,253
101,356	Scor SA *	218,188
8,552	Societe Generale	888,882
41,299	Total SA, Class B	9,666,956
2,399	Vinci SA	345,946
		26,943,785

	Germany - 6.5%
3,840	Adidas-Salomon AG	609,616
10,475	Altana AG	666,294
26,755	BASF AG	1,897,518
55,649	Bayerische Motoren Werke (BMW) AG	2,529,405
3,199	Celesio AG	261,644
13,949	DaimlerChrysler AG	624,615

2

63,500	Deutsche Post AG	$1,550,590
4,052	Man AG	181,285
6,619	Merck KGaA (a)	472,094
15,297	RWE AG	925,403
5,200	SAP AG	838,267
43,831	Schering AG	2,907,937
2,300	Schwarz Pharma AG	101,410
26,100	Siemens AG	2,066,328
15,300	ThyssenKrupp AG	315,274
13,544	TUI AG (a)	357,776
34,217	Veba AG	2,937,023
16,300	Volkswagen AG	776,182
		20,018,661

	Hong Kong - 0.8%
37,000	Chueng Kong Infrastucture	106,265
148,500	CLP Holdings, Ltd.	845,378
16,000	Guoco Group, Ltd.	161,039
123,000	Hang Lung Group, Ltd.	215,268
213,000	Hong Kong Electric	947,656
28,000	Hong Kong Ferry Holdings Co.	33,567
82,000	Yue Yuen Industrial Holdings, Ltd.	233,404
		2,542,577

	Ireland - 0.9%
123,235	Bank of Ireland	1,941,705
35,609	CRH, Plc	933,714
		2,875,419

	Italy - 5.0%
30,726	Banca Intesa SpA	156,194
197,958	Enel SpA	1,894,534
400,264	ENI SpA	10,396,819
5,900	Fiat SpA *	36,094
9,200	IFI-Istituto Finanziario Industriale SpA *	134,100
13,400	Italcementi SpA	162,824
1,300	Italmobiliare SpA	88,018
46,300	Mediaset SpA *	666,464
4,500	Natuzzi SpA, Sponsored ADR	46,755
27,700	SMI-Societa Metallurgica Italiana SpA *	19,146
606,640	Telecom Italia SpA	1,897,891
		15,498,839

3

	Japan - 21.2%
7,200	Acom Co., Ltd.	$486,827
4,650	Aiful Corp.	372,087
6,700	Aisin Seiki Co., Ltd.	152,464
6,700	Autobacs Seven Co., Ltd.	216,200
8,000	Bridgestone Corp.	147,055
7,000	Canon Sales Co., Inc.	116,857
52,800	Canon, Inc.	2,831,429
34,000	Chubu Electric Power Co., Inc. (a)	816,507
58,500	Chugai Pharmaceutical Co., Ltd.	898,573
10,400	Chugoku Electric Power Co., Inc.	197,379
60,000	Cosmo Oil Co., Ltd.	194,171
25,300	Credit Saison Co., Ltd.	910,776
38,000	Daido Steel Co., Ltd.	145,302
28,700	Daiichi Pharmaceutical Co., Ltd.	671,830
53,100	Daikin Industries, Ltd.	1,337,095
10,300	Daito Trust Construction Co., Ltd.	432,269
19,000	Daiwa Kosho Lease Co., Ltd.	104,015
11,700	Denso Corp.	291,341
25,500	Eisai Co., Ltd.	865,656
18,700	Fanuc, Ltd.	1,170,222
101,000	Fuji Heavy Industries, Ltd.	493,579
82,000	Furukawa Electric Co. (The), Ltd. *	375,491
7,200	Hirose Electric Co., Ltd.	735,276
16,100	Hokkaido Electric Power Co., Inc.	327,330
93,500	Honda Motor Co., Ltd.	4,682,630
18,200	Hoya Corp.	2,002,891
87,000	Isuzu Motors, Ltd. *	230,431
99,000	Itochu Corp.	498,578
2,000	Itoham Foods, Inc.	10,091
2,000	Japan Airport Terminal, Co., Ltd.	20,051
14	Japan Tobacco, Inc.	155,374
128,000	Kajima Corp.	528,832
38,000	Kamigumi Co., Ltd.	317,538
20,000	Kandenko Co., Ltd.	131,313
27,900	Kansai Electric Power Co. (The), Inc.	559,431
91,000	Kao Corp.	2,092,003
212,000	Kawasaki Heavy Industries, Ltd.	365,773
24,000	Kawasaki Kisen Kaisha, Ltd.	165,633
15,000	Kikkoman Corp.	150,385
18,000	Komatsu, Ltd.	135,304
5,400	Konami Corp.	119,860
16,900	Kyushu Electric Power Co., Inc.	359,357
12,500	Leopalace21 Corp.	206,109
28,000	Maeda Corp.	160,597
9,000	Makita Corp.	164,346
150,000	Marubeni Corp.	481,231
8,000	Maruichi Steel Tube, Ltd.	168,617

4

77,000	Matsushita Electric Industrial Co., Ltd.	$1,134,623
129,000	Mazda Motor Corp. (a)	440,326
144,700	Mitsubishi Corp.	1,874,454
131,000	Mitsubishi Materials Corp.	312,763
200	Mitsubishi Tokyo Financial Group, Inc.	1,734,670
30,000	Mitsui O.S.K. Lines, Ltd.	192,772
35,000	Mitsui Trust Holdings, Inc.	347,960
9,000	Nagase & Co., Ltd.	90,231
236,000	Nikko Cordial Corp.	1,179,725
9,100	Nintendo Co., Ltd.	992,959
8,000	Nippo Corp.	57,822
71,000	Nippon Light Metal Co., Ltd.	184,742
64,000	Nippon Mining Holdings, Inc.	351,560
34,000	Nippon Oil Corp.	241,306
9,000	Nippon Suisan Kaisha, Ltd.	30,469
100	Nippon Telegraph & Telephone Corp.	437,398
45,000	Nippon Yusen Kabushiki Kaisha	271,112
48,000	Nishimatsu Construction Co., Ltd. (a)	181,749
7,000	Nisshin Oillio Group, Ltd.	39,170
13,300	Nissin Food Products Co., Ltd.	347,927
30,200	Nitto Denko Corp.	1,582,877
56,000	Obayashi Corp.	345,218
11,700	Ono Pharmaceutical Co., Ltd.	609,960
2,500	ORIX Corp.	318,722
155,000	Osaka Gas Co., Ltd.	477,034
8,650	Promise Co., Ltd.	591,322
6,900	Ryosan Co.	180,825
33,100	Sankyo Co., Ltd.	697,654
30,500	Secom Co., Ltd.	1,268,641
3,000	Sega Sammy Holdings, Inc.	182,420
78,000	Shimizu Corp.	399,366
38,800	Shin-Etsu Chemical Co., Ltd.	1,469,135
9,000	Shizuoka Bank (The), Ltd.	90,902
11,500	SMC Corp.	1,300,956
39,000	Sumitomo Chemical Co., Ltd. (a)	192,772
234,000	Sumitomo Corp.	2,005,558
82,000	Taiheiyo Cement Corp.	230,189
116,000	Taisei Corp.	434,899
35,000	Taisho Pharmaceutical Co., Ltd.	744,229
129,600	Takeda Chemical Industries Co., Ltd.	6,176,321
16,900	Takefuji Corp.	1,137,962
29,000	Teijin, Ltd.	123,870
12,500	Terumo Corp.	376,545
29,100	Tohoku Electric Power Co., Inc.	539,256
29,700	Tokyo Electric Power Co. (The), Inc.	720,168
42,000	TonenGeneral Sekiyu K.K.	430,478

5

1,000	Toshiba TEC Corp.	$4,831
15,000	Tosoh Corp.	74,143
51,100	Toyota Motor Corp.	1,901,506
4,000	Wacoal Corp.	53,085
1,700	Yamada Denki Co., Ltd.	89,102
61,200	Yamanouchi Pharmaceutical Co., Ltd.	2,071,868
8,000	Yamato Transport Co., Ltd.	114,451
		65,376,109

	Luxembourg - 0.1%
11,410	Arcelor	260,862

	Mexico - 0.3%
17,400	Fomento Economico Mexicano SA de CV, Sponsored ADR	931,770

	Netherlands - 7.5%
261,519	ABN-Amro Holdings (a)	6,491,098
79,217	Aegon NV	1,069,405
12,800	Akzo Nobel NV	584,618
6,000	Corio NV	335,586
5,025	DSM NV	354,167
83,200	Elsevier NV (a)	1,254,804
700	Gamma Holding NV	33,996
11,783	Heineken NV	408,440
232,131	ING Groep NV (a)	7,013,940
65,300	Koninklijke (Royal) Phillips Electronics NV (a)	1,799,472
26,338	Koninklijke Ahold NV *	220,642
11,086	Koninklijke Wessanen NV	162,309
16,156	Oce NV	258,327
21,993	Royal Dutch Petroleum Co.	1,315,367
3,978	TNT NV	113,233
2,900	Wereldhave NV	297,097
77,100	Wolters Kluwer NV	1,408,764
		23,121,265

	Norway - 0.8%
89,800	DnB Nor ASA	915,980
2,100	Elkem ASA	77,742
7,100	Kvaerner ASA *	84,445
13,100	Norsk Hydro ASA	1,079,302
8,200	Orkla ASA	299,690
5,500	Yara International ASA *	83,394
		2,540,553

6

	Singapore - 0.5%
33,000	Capitaland, Ltd.	$46,972
316,000	ComfortDelgro Corp., Ltd.	319,637
43,000	DBS Group Holding, Ltd.	388,068
31,000	Fraser & Neave, Ltd.	285,403
15,000	Hotel Properties, Ltd.	13,628
25,000	Keppel Corp., Ltd.	165,051
70,000	Sembcorp Industries, Ltd.	82,253
10,000	Singapore Airlines, Ltd.	72,078
80,000	Singapore Telecommunications, Ltd.	125,015
43,000	Straits Trading Co., Ltd.	62,247
70,000	United Industrial Corp., Ltd.	44,942
		1,605,294

	South Korea - 0.8%
6,700	Samsung Electronics Co., Ltd., GDR	1,658,250
32,100	SK Telecom Co., Ltd., ADR (a)	633,012
		2,291,262

	Spain - 2.7%
629	Acciona SA	56,772
4,253	ACS, Actividades de Construccion y Servicios SA	105,342
32,200	Altadis SA (a)	1,317,432
7,612	Banco Bilbao Vizcaya Argentaria SA	123,983
35,800	Banco Popular Espanol SA	2,316,629
83,783	Endesa SA	1,885,074
47,716	Iberdrola SA	1,248,700
41,700	Repsol YPF SA	1,104,243
14,100	Sacyr Vallehermoso SA	252,880
		8,411,055

	Sweden - 1.7%
11,800	Electrolux AB, Class B	274,727
525,200	Ericsson AB *	1,479,217
20,300	Hennes & Mauritz AB, B Shares	698,162
9,800	Holmen AB, Class B (a)	308,610
114,100	Nordea Bank AB *	1,154,638
3,600	Sandvik AB	149,797
18,400	Skanska AB, Class B * (a)	222,658
61,600	Swedish Match AB	754,138
41,000	TeliaSonera AB (a)	243,718
		5,285,665

7

	Switzerland - 6.7%
41,100	Adecco SA	$2,258,506
6	Banque Cantonale Vaudoise	1,357
32,400	Holcim, Ltd.	1,993,158
11,300	Nestle SA (a)	3,092,945
64,100	Novartis AG (a)	2,991,619
26,700	Roche Holdings AG	2,862,947
3,235	Swisscom AG	1,186,473
40,940	UBS AG	3,458,464
527	Valora Holding AG	120,224
14,500	Zurich Financial Services AG *	2,545,626
		20,511,319

	United Kingdom - 25.6%
175,693	Allied Domecq, Plc	1,770,227
12,590	Arriva, Plc	124,832
16,588	Astrazeneca, Plc	653,504
107,241	Aviva, Plc	1,286,099
316,617	Barclays, Plc	3,234,979
48,477	Barratt Developments, Plc	603,796
49,139	BBA Group, Plc	280,036
318,900	BG Group, Plc	2,476,854
83,354	Boots Group, Plc	981,528
270,419	BP Amoco Capital, Plc	2,801,263
99,600	British Land Co., Plc	1,512,361
426,547	BT Group, Plc	1,655,460
31,547	Cadbury Schweppes, Plc	316,070
517,631	Centrica, Plc	2,255,807
8,406	Cobham, Plc	221,782
23,300	Diageo, Plc	328,273
306,500	Dixons Group, Plc	884,202
531,695	GlaxoSmithKline, Plc	12,180,451
16,360	GUS, Plc	281,476
118,942	HBOS, Plc	1,853,229
306,400	HSBC Holdings, Plc	4,871,380
31,500	Imi, Plc	244,210
43,200	Imperial Tobacco Group, Plc	1,133,251
56,200	J Sainsbury, Plc	307,008
382,334	Kingfisher, Plc	2,084,994
369,921	Lloyds TSB Group, Plc	3,339,465
675,600	Morrison WM Supermarkets	2,500,839
308,696	National Grid Transco, Plc	2,858,174
31,530	Next, Plc	947,997
107,286	Northern Foods, Plc	312,542
539	Persimmon, Plc	7,691
92,300	Royal Bank of Scotland	2,935,511
82,540	Schroders, Plc	1,102,107
96,822	Scottish & Southern Energy, Plc	1,611,894

8

76,441	Scottish Power, Plc	$590,459
14,500	Severn Trent, Plc	250,570
118,127	Shell Transportation & Trading Co., Plc	1,059,700
152,621	Smith & Nephew, Plc	1,433,994
36,200	Smith WH, Plc	243,730
92,000	Standard Chartered, Plc	1,654,111
9,200	Suedzucker AG	185,162
69,494	Taylor Woodrow, Plc	401,614
490,000	Tesco, Plc	2,928,935
13,200	The Berkeley Group Holdings, Plc	202,054
1,918,800	Vodafone Airtouch, Plc	5,091,503
15,171	Whitbread, Plc	266,893
66,879	Wimpey (George), Plc	555,754
166,856	Wolseley, Plc	3,491,577
49,322	WPP Group, Plc	561,226
		78,876,574

	Total Common Stocks (Cost $256,694,841)	302,461,914

Par Value
U.S. GOVERNMENT OBLIGATION - 0.2%

	U.S. Treasury Bill - 0.2%
$520,000	2.89%, 08/25/05 (b) (c)	514,032

	Total U.S. Government Obligation (Cost $514,032)	514,032

Shares
PREFERRED STOCKS - 0.2%

	Germany - 0.2%
4,400	RWE AG Preferred	232,916
15,200	Volkswagen AG Preferred	548,370
		781,286

	Italy - 0.0%
5,600	Fiat SpA Preferred *	29,774

	Total Preferred Stocks (Cost $615,550)	811,060

9

RIGHTS - 0.0%

	Thailand - 0.0%
100,421	TelecomAsia Corp., Public Co., Ltd. (d)	$0

	United Kingdom - 0.0%
332,400	Ti Automotive, Ltd. * (d)	0

	Total Rights (Cost $68,642)	0

Total Investments - 98.5% (Cost $257,893,065)		303,787,006

Net Other Assets and Liabilities - 1.5%		4,481,906
Total Net Assets - 100.0%		$308,268,912

*	Non-income producing security.

(a)

All or a portion of this security is out on loan at March 31, 2005; the value of the securities loaned amounted to $29,123,938. The value of collateral amounted to $30,756,699 which consisted of cash equivalents.

(b)	Effective yield at time of purchase.

(c)	Security has been deposited as initial margin on futures contracts. At March 31, 2005, the Portfolio’s open futures contracts were as follows:

Number of Contracts Purchased	Contract Type	Expiration Date	Aggregate Cost	Market Value at March 31, 2005

14	DAX Index	June-2005	$1,994,707	$1,980,051
56	MSCI SING Index	April-2005	1,560,484	1,554,403
15	TOPIX Index	June-2005	1,664,001	1,651,434
			$5,219,192	$5,185,888

Number of Contracts Sold	Contract Type	Expiration Date	Aggregate Cost	Market Value at March 31, 2005

19	S&P/TSE 60 Index	June-2005	$1,676,858	$1,679,081
16	CAC40 10 Index	April-2005	316,366	317,145
15	FTSE 100 Index	June-2005	1,369,317	1,391,662
			$3,362,541	$3,387,888

(d)	Security has no value.

ADR	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

GDR	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

FEDERAL INCOME TAX INFORMATION

At March 31, 2005, the aggregate cost of investment securities for tax purposes was $261,104,014. Net unrealized appreciation (depreciation) aggregated $42,682,992, of which $44,105,218 related to appreciated investment securities and $(1,422,226) related to depreciated investment securities.

10

FORWARD FOREIGN CURRENCY CONTRACTS PURCHASED:

Contracts To		Settlement	Contracts At	In Exchange	Unrealized Appreciation
Receive	Currency	Dates	Value	For U.S. $	(Depreciation)
321,096	GBP	05/27/05	$604,788	$596,061	$8,727
2,885,350	CAD	05/27/05	2,386,612	2,302,934	83,678
1,633,800	HKD	05/27/05	209,591	209,910	(319)
980,459,800	JPY	05/27/05	9,184,023	9,381,481	(197,458)
26,753,360	NOK	05/27/05	4,220,934	4,227,908	(6,974)
39,727,200	SEK	05/27/05	5,630,474	5,718,758	(88,284)
7,502,380	CHF	05/27/05	6,295,392	6,316,700	(21,308)
			$28,531,814	$28,753,752	$(221,938)

FORWARD FOREIGN CURRENCY CONTRACTS SOLD:

					Unrealized
Contracts To		Settlement	Contracts At	In Exchange	Appreciation
Deliver	Currency	Dates	Value	For U.S. $	(Depreciation)
901,481	AUD	05/27/05	$695,022	$704,342	$9,320
332,440	GBP	04/04/05	627,847	624,157	(3,690)
4,444,758	GBP	05/27/05	8,371,755	8,384,640	12,885
481,200	CAD	05/27/05	398,024	400,159	2,135
278,516	DKK	05/27/05	48,537	48,984	447
121,924	EUR	04/01/05	158,110	157,514	(596)
237,173	EUR	04/04/05	307,565	306,404	(1,161)
8,346,635	EUR	05/27/05	10,837,599	10,937,168	99,569
20,278,180	HKD	05/27/05	2,601,373	2,610,913	9,540
2,150,160	JPY	04/01/05	20,053	19,992	(61)
242,281,160	JPY	05/27/05	2,269,462	2,303,787	34,325
4,112,268	SEK	05/27/05	582,825	600,000	17,175
696,050	CHF	05/27/05	584,069	600,000	15,931
			$27,502,241	$27,698,060	$195,819

AUD       Australian Dollar

CAD       Canadian Dollar

CHF        Swiss Franc

DKK       Danish Krone

EUR        Euro Currency

GBP        British Pound Sterling

HKD       Hong Kong Dollar

JPY         Japanese Yen

NOK       Norwegian Krone

SEK        Swedish Krona

1

Industry Concentration of Investments

as a Percentage of Net Assets:

Agriculture	1.1%
Apparel	0.2
Auto Manufacturers	4.3
Auto Parts & Equipment	0.3
Banks	15.3
Beverages	1.3
Building Materials	2.9
Chemicals	2.6
Commercial Services	1.5
Cosmetics & Personal Care	0.7
Distribution & Wholesale	1.1
Diversified Financial Services	2.7
Electric	7.1
Electrical Components & Equipment	0.2
Electronics	1.5
Engineering & Construction	2.2
Entertainment	0.4
Environmental Control	0.1
Food	4.3
Health Care-Products	1.2
Holding Companies - Diversified	0.1
Home Furnishings	0.8
Household Products & Wares	0.1
Insurance	4.9
Iron & Steel	1.0
Machinery - Diversified	0.4
Manufacturing - Miscellaneous	1.2
Media	1.1
Metal Fabricate & Hardware	0.3
Mining	1.2
Office & Business Equipment	0.9
Oil & Gas	11.0
Pharmaceuticals	12.1
Real Estate	1.7
Retail	2.7
Software	0.3
Telecommunications	6.2
Transportation	1.3
U.S. Treasury Bill	0.2
Net Other Assets and Liabilities	1.5
Total	100.0%

1

SELECT GROWTH FUND

PORTFOLIO OF INVESTMENTS - March 31, 2005 (Unaudited)

Shares		Value
COMMON STOCKS - 97.2%
	Agriculture - 0.9%
62,837	Monsanto Co.	$4,052,986

	Apparel - 0.6%
50,200	Coach, Inc. *	2,842,826

	Banks - 1.7%
183,783	State Street Corp. (a)	8,034,993

	Beverages - 1.0%
56,500	Cadbury Schweppes, Plc, Sponsored ADR	2,299,550
48,900	PepsiCo, Inc.	2,593,167
		4,892,717

	Biotechnology - 4.0%
218,133	Amgen, Inc. *	12,697,522
106,700	Genentech, Inc. *	6,040,287
		18,737,809

	Commercial Services - 1.7%
101,351	Certegy, Inc.	3,508,772
141,891	Paychex, Inc.	4,656,863
		8,165,635

	Computers - 4.5%
114,000	Apple Computer, Inc. *	4,750,380
298,418	Dell, Inc. *	11,465,219
33,900	International Business Machines Corp.	3,097,782
22,800	Research In Motion *	1,742,376
		21,055,757

	Cosmetics & Personal Care - 1.9%
65,300	Estee Lauder Cos., Inc., Class A	2,937,194
50,100	Gillette Co.	2,529,048
68,200	Procter & Gamble Co.	3,614,600
		9,080,842

	Diversified Financial Services - 9.1%
198,810	American Express Co.	10,212,870
284,500	Charles Schwab Corp.	2,990,095
118,242	Citigroup, Inc.	5,313,795
81,080	Fannie Mae	4,414,806
33,800	Goldman Sachs and Co.	3,717,662
65,600	Merrill Lynch & Co., Inc.	3,712,960
132,800	Morgan (J.P.) & Co., Inc.	4,594,880
158,782	SLM Corp.	7,913,695
		42,870,763

	Electrical Components & Equipment - 1.6%
314,186	Molex Inc., Class A	7,414,790

1

	Electronics - 0.6%
118,200	Agilent Technologies, Inc. *	$2,624,040

	Food - 1.0%
48,300	Whole Foods Market, Inc. (a)	4,932,879

	Health Care-Products - 5.7%
34,500	Alcon, Inc.	3,080,505
46,621	Dentsply International, Inc.	2,536,649
124,999	Johnson & Johnson	8,394,933
99,324	Medtronic, Inc.	5,060,558
53,700	St. Jude Medical, Inc. *	1,933,200
72,973	Zimmer Holdings, Inc. *	5,678,029
		26,683,874

	Health Care-Services - 4.4%
114,864	Lincare Holding, Inc. * (a)	5,080,435
161,986	UnitedHealth Group, Inc.	15,450,225
		20,530,660

	Home Furnishings - 0.5%
26,300	Harman International Industries, Inc.	2,326,498

	Insurance - 2.5%
175,674	AFLAC, Inc.	6,545,613
15,400	Cigna Corp.	1,375,220
29,700	Wellpoint, Inc. *	3,722,895
		11,643,728

	Internet - 6.6%
220,963	eBay, Inc. *	8,233,081
41,200	Google, Inc., Class A * (a)	7,437,012
175,674	InterActiveCorp * (a)	3,912,260
343,864	Yahoo!, Inc. *	11,656,990
		31,239,343

	Leisure Time - 1.9%
168,918	Carnival Corp.	8,751,642

	Manufacturing - Miscellaneous - 3.6%
209,457	Dover Corp.	7,915,380
254,300	General Electric Co.	9,170,058
		17,085,438

	Media - 4.9%
243,241	Comcast Corp., Special Class A *	8,124,249
878,371	Liberty Media Group, Class A	9,108,707
128,376	Liberty Media International, Inc., Class A * (a)	5,615,166
		22,848,122

	Oil & Gas - 1.2%
62,000	Suncor Energy, Inc.	2,493,020
27,200	Total SA, Sponsored ADR (a)	3,188,656
		5,681,676

2

	Oil & Gas Services - 3.3%
222,864	Schlumberger, Ltd. (a)	$15,707,455

	Pharmaceuticals - 5.8%
33,900	Allergan, Inc.	2,355,033
74,700	Caremax Rx, Inc. *	2,971,566
65,300	Gilead Sciences, Inc. *	2,337,740
68,600	Lilly (Eli) & Co.	3,574,060
97,500	Novartis AG, Sponsored ADR	4,561,050
253,375	Pfizer, Inc.	6,656,161
88,200	Roche Holding AG, Sponsored ADR	4,743,369
		27,198,979

	Retail - 7.6%
52,500	Bed Bath & Beyond, Inc. *	1,918,350
210,200	Chico’s FAS, Inc. * (a)	5,940,252
60,200	Costco Wholesale Corp.	2,659,636
33,400	Federated Department Stores, Inc.	2,125,576
195,944	Home Depot, Inc.	7,492,898
55,800	Lowes Cos., Inc.	3,185,622
83,600	Starbucks Corp. *	4,318,776
128,900	Target Corp.	6,447,578
42,400	Williams-Sonoma, Inc. *	1,558,200
		35,646,888

	Semiconductors - 3.7%
171,000	Applied Materials, Inc. *	2,778,750
314,086	Intel Corp.	7,296,218
100,900	Marvell Technology Group, Ltd. *	3,868,506
86,600	Maxim Integrated Products, Inc.	3,539,342
		17,482,816

	Software - 9.7%
43,700	Adobe Systems, Inc.	2,935,329
89,400	Electronic Arts, Inc. *	4,629,132
224,322	First Data Corp.	8,818,098
219,592	Intuit, Inc. *	9,611,542
61,300	Mercury Interactive Corp. *	2,904,394
497,300	Microsoft Corp.	12,019,741
40,300	NAVTEQ Corp. *	1,747,005
79,700	SAP AG, Sponsored ADR (a)	3,194,376
		45,859,617

	Telecommunications - 6.4%
502,216	Cisco Systems, Inc. *	8,984,644
132,800	Nextel Communications, Inc., Class A *	3,774,176
192,408	Qualcomm, Inc.	7,051,753
385,132	Vodafone Group, Plc, Sponsored ADR	10,229,106
		30,039,679

	Transportation - 0.8%
54,900	United Parcel Service, Class B	3,993,426

	Total Common Stocks (Cost $419,686,690)	457,425,878

3

INVESTMENT COMPANY - 1.9%

9,094,933	Marshall Money Market Fund	$9,094,933
	Total Investment Company (Cost $9,094,933)	9,094,933

Total Investments - 99.1% (Cost $428,781,623)		466,520,811
Net Other Assets and Liabilities - 0.9%		4,285,397
Total Net Assets - 100.0%		$470,806,208

*	Non-income producing security.

(a)

All or a portion of this security is out on loan at March 31, 2005; the value of the securities loaned amounted to $32,289,375. The value of collateral amounted to $33,191,812 which consisted of cash equivalents.

ADR	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

FEDERAL INCOME TAX INFORMATION

At March 31, 2005, the aggregate cost of investment securities for tax purposes was $433,452,370. Net unrealized appreciation (depreciation) aggregated $33,068,441, of which $49,624,349 related to appreciated investment securities and $(16,555,908) related to depreciated investment securities.

Industry/Sector Concentration of Investments

as a Percentage of Net Assets:

Communications	17.9%
Consumer Cyclical	10.6
Consumer Non-Cyclical	26.4
Energy	4.5
Financial	15.2
Industrial	6.6
Technology	17.9
Net Other Assets and Liabilities	0.9
Total	100.0%

4

CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS - March 31, 2005 (Unaudited)

Shares		Value
COMMON STOCKS - 99.4%

	Advertising - 1.5%
32,400	Lamar Advertising Co. * (a)	$1,305,396
35,500	Omnicom Group, Inc. (a)	3,142,460
		4,447,856

	Aerospace & Defense - 1.6%
49,200	Lockheed Martin Corp.	3,004,152
35,100	Northrop Grumman Corp.	1,894,698
		4,898,850

	Auto Parts & Equipment - 0.6%
34,300	Johnson Controls, Inc.	1,912,568

	Banks - 6.1%
63,856	Bank of America Corp.	2,816,050
41,300	Fifth Third Bancorp (a)	1,775,074
115,700	Mellon Financial Corp.	3,302,078
41,500	Northern Trust Corp.	1,802,760
52,100	PNC Bank Corp.	2,682,108
104,200	Wells Fargo & Co.	6,231,160
		18,609,230

	Beverages - 1.7%
100,050	PepsiCo, Inc.	5,305,651

	Biotechnology - 1.0%
54,520	Amgen, Inc. *	3,173,609

	Building Materials - 2.1%
57,100	Martin Marietta Materials, Inc.	3,193,032
90,000	Masco Corp.	3,120,300
		6,313,332

	Commercial Services - 2.5%
206,930	Cendant Corp.	4,250,342
26,100	Moody’s Corp.	2,110,446
37,000	Valassis Communications, Inc. *	1,293,520
		7,654,308

	Computers - 2.5%
120,880	Dell, Inc. *	4,644,209
79,500	EMC Corp. *	979,440
85,400	Hewlett-Packard Co.	1,873,676
		7,497,325

	Cosmetics & Personal Care - 2.1%
73,090	Avon Products, Inc.	3,138,485
26,800	Kimberly-Clark Corp.	1,761,564
28,800	Procter & Gamble Co.	1,526,400
		6,426,449

1

	Diversified Financial Services - 13.8%
310,770	Charles Schwab Corp.	$3,266,193
206,582	Citigroup, Inc.	9,283,795
72,660	Fannie Mae	3,956,337
160,270	Freddie Mac	10,129,064
111,740	MBNA Corp.	2,743,217
188,490	Morgan (J.P.) & Co., Inc.	6,521,754
105,800	Morgan Stanley Dean Witter & Co.	6,057,050
		41,957,410

	Electric - 3.8%
86,400	American Electric Power, Inc.	2,942,784
69,800	Exelon Corp. (a)	3,203,122
75,500	FirstEnergy Corp.	3,167,225
33,400	NiSource, Inc.	761,186
68,700	Pepco Holdings, Inc.	1,442,013
		11,516,330

	Food - 2.2%
100,700	Albertson’s, Inc. (a)	2,079,455
116,400	Kroger Co. * (a)	1,865,892
42,380	Wrigley (Wm.) Jr. Co.	2,778,857
		6,724,204

	Gas - 0.5%
37,000	Sempra Energy (a)	1,474,080

	Health Care-Products - 3.2%
49,100	Johnson & Johnson	3,297,556
59,120	Medtronic, Inc.	3,012,164
36,580	Stryker Corp.	1,631,834
21,300	Zimmer Holdings, Inc. *	1,657,353
		9,598,907

	Health Care-Services - 1.4%
43,700	UnitedHealth Group, Inc.	4,168,106

	Insurance - 2.9%
42,300	AFLAC, Inc.	1,576,098
48,100	Allstate Corp.	2,600,286
20,400	American International Group, Inc.	1,130,364
35,900	Hartford Financial Services Group, Inc.	2,461,304
27,810	Willis Group Holdings, Ltd.	1,025,355
		8,793,407

	Internet - 2.8%
48,820	eBay, Inc. *	1,819,033
13,330	Google, Inc., Class A *	2,406,198
76,100	InterActiveCorp * (a)	1,694,747
75,700	Yahoo!, Inc. *	2,566,230
		8,486,208

	Leisure Time - 0.6%
35,790	Carnival Corp.	1,854,280

2

	Lodging - 2.5%
44,500	Harrah’s Entertainment, Inc. (a)	$2,873,810
45,900	Marriott International, Inc., Class A	3,068,874
25,300	Starwood Hotels & Resorts Worldwide, Inc.	1,518,759
		7,461,443

	Manufacturing - Miscellaneous - 1.9%
41,300	Illinois Tool Works, Inc. (a)	3,697,589
66,210	Tyco International, Ltd.	2,237,898
		5,935,487

	Media - 10.7%
94,980	Clear Channel Communications, Inc.	3,273,961
42,700	Comcast Corp., Special Class A *	1,426,180
35,900	Echostar Communications Corp. (a)	1,050,075
10,900	Gannett Co., Inc.	861,972
104,700	Liberty Media Group, Class A	1,085,739
55,600	McGraw-Hill Cos., Inc.	4,851,100
360,300	Time Warner, Inc. *	6,323,265
34,000	Tribune Co.	1,355,580
174,140	Univision Communications, Inc. *	4,821,936
213,570	Viacom, Inc., Class B	7,438,643
		32,488,451

	Oil & Gas - 4.4%
153,000	Exxon Mobil Corp.	9,118,800
90,700	Marathon Oil Corp.	4,255,644
		13,374,444

	Pharmaceuticals - 7.1%
64,900	Bristol-Myers Squibb Co.	1,652,354
92,900	Caremax Rx, Inc. *	3,695,562
29,900	Cephalon, Inc. * (a)	1,400,217
28,010	Lilly (Eli) & Co.	1,459,321
85,040	Medco Health Solutions, Inc. * (a)	4,215,433
119,650	Pfizer, Inc.	3,143,205
144,230	Wyeth Corp.	6,083,621
		21,649,713

	Retail - 5.5%
60,500	Costco Wholesale Corp.	2,672,890
60,610	Family Dollar Stores, Inc.	1,840,120
71,500	Lowes Cos., Inc. (a)	4,081,935
33,000	Office Depot, Inc. *	731,940
31,130	Target Corp.	1,557,123
118,360	Wal-Mart Stores, Inc.	5,931,019
		16,815,027

	Savings & Loans - 0.3%
16,070	Golden West Financial Corp.	972,235

	Semiconductors - 1.4%
67,900	Intel Corp.	1,577,317
72,400	Linear Technology Corp.	2,773,644
		4,350,961

3

	Software - 4.6%
13,970	Electronic Arts, Inc. *	$723,367
121,370	First Data Corp.	4,771,055
348,960	Microsoft Corp.	8,434,363
		13,928,785

	Telecommunications - 6.4%
227,200	Cisco Systems, Inc. *	4,064,608
105,880	Crown Castle International Corp. *	1,700,433
168,200	Nextel Communications, Inc., Class A *	4,780,244
172,500	Qualcomm, Inc.	6,322,125
116,600	SBC Communications, Inc.	2,762,254
		19,629,664

	Transportation - 1.7%
55,500	Burlington Northern Santa Fe Corp.	2,993,115
55,500	CSX Corp.	2,311,575
		5,304,690

	Total Common Stocks (Cost $268,314,417)	302,723,010

Total Investments - 99.4% (Cost $268,314,417)		302,723,010
Net Other Assets and Liabilities - 0.6%		1,748,273
Total Net Assets - 100.0%		$304,471,283

*                                         Non-income producing security.

(a)                                  All or a portion of this security is out on loan at March 31, 2005; the value of the securities loaned amounted to $27,850,891. The value of the collateral amounted to $28,737,188 which consisted of cash equivalents.

FEDERAL INCOME TAX INFORMATION

At March 31, 2005, the aggregate cost of investment securities for tax purposes was $274,925,632. Net unrealized appreciation (depreciation) aggregated $27,797,378, of which $39,440,861 related to appreciated investment securities and $(11,643,483) related to depreciated investment securities.

Industry/Sector Concentration of Investments

as a Percentage of Net Assets:

Communications	21.4%
Consumer Cyclical	9.2
Consumer Non-Cyclical	21.2
Energy	4.4
Financial	23.1
Industrial	7.3
Technology	8.5
Utilities	4.3
Net Other Assets and Liabilities	0.6
Total	100.0%

4

EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS - March 31, 2005 (Unaudited)

Shares		Value
COMMON STOCKS - 99.0%

	Advertising - 0.2%
21,000	Interpublic Group of Companies, Inc. * (a)	$257,880
9,300	Omnicom Group, Inc.	823,236
		1,081,116

	Aerospace & Defense - 1.9%
41,438	Boeing Co.	2,422,465
10,000	General Dynamics Corp.	1,070,500
6,000	Goodrich Corp.	229,740
5,800	L-3 Communications Holdings, Inc.	411,916
19,982	Lockheed Martin Corp.	1,220,101
17,992	Northrop Grumman Corp.	971,208
22,600	Raytheon Co.	874,620
8,900	Rockwell Collins, Inc.	423,551
25,500	United Technologies Corp.	2,592,330
		10,216,431

	Agriculture - 1.6%
103,100	Altria Group, Inc.	6,741,709
13,327	Monsanto Co.	859,591
5,800	Reynolds American, Inc.	467,422
8,200	UST, Inc.	423,940
		8,492,662

	Airlines - 0.1%
6,900	Delta Air Lines, Inc. * (a)	27,945
36,618	Southwest Airlines, Inc.	521,440
		549,385

	Apparel - 0.4%
9,500	Coach, Inc.*	537,985
6,100	Jones Apparel Group, Inc.	204,289
5,400	Liz Claiborne, Inc.	216,702
11,500	Nike, Inc., Class B	958,065
2,800	Reebok International, Ltd.	124,040
5,000	V.F. Corp.	295,700
		2,336,781

	Auto Manufacturers - 0.5%
91,181	Ford Motor Co.	1,033,081
28,100	General Motors Corp. (a)	825,859
3,300	Navistar International Corp. *	120,120
8,630	Paccar, Inc.	624,726
		2,603,786

	Auto Parts & Equipment - 0.2%
3,400	Cooper Tire & Rubber Co.	62,424
7,409	Dana Corp.	94,761
27,928	Delphi Automotive Systems Corp.	125,117
8,700	Goodyear Tire & Rubber Co. * (a)	116,145
9,500	Johnson Controls, Inc.	529,720
6,436	Visteon Corp.	36,750
		964,917

	Banks - 6.3%
17,700	Amsouth Bancorp (a)	$459,315
201,942	Bank of America Corp.	8,905,642
38,800	Bank of New York Co., Inc.	1,127,140
27,300	BB&T Corp.	1,066,884
8,450	Comerica, Inc.	465,426
6,200	Compass Bancshares, Inc. (a)	281,480
25,905	Fifth Third Bancorp (a)	1,113,397
6,100	First Horizon National Corp. (a)	248,819
11,549	Huntington Bancshares, Inc. (a)	276,021
20,200	KeyCorp	655,490
4,900	M & T Bank Corp.	500,094
10,300	Marshall & Ilsley Corp.	430,025
21,100	Mellon Financial Corp.	602,194
29,600	National City Corp.	991,600
23,450	North Fork Bancorp., Inc.	650,503
10,100	Northern Trust Corp.	438,744
14,100	PNC Bank Corp.	725,868
23,155	Regions Financial Corp.	750,222
16,600	State Street Corp.	725,752
16,900	Suntrust Banks, Inc.	1,217,983
15,500	Synovus Financial Corp.	431,830
92,334	U.S. Bancorp	2,661,066
79,027	Wachovia Corp.	4,023,265
84,530	Wells Fargo & Co.	5,054,894
4,500	Zions Bancorp.	310,590
		34,114,244

	Beverages - 2.2%
38,700	Anheuser-Busch Companies, Inc.	1,833,993
4,500	Brown Forman Corp., Class B	246,375
112,900	Coca-Cola Co.	4,704,543
17,500	Coca-Cola Enterprises, Inc.	359,100
4,000	Molson Coors Brewing Co., Class B (a)	308,680
9,800	Pepsi Bottling Group, Inc.	272,930
83,610	PepsiCo, Inc.	4,433,838
		12,159,459

	Biotechnology - 1.1%
62,408	Amgen, Inc. *	3,632,770
9,700	Applied Biosystems Group - Applera Corp.	191,478
16,585	Biogen Idec, Inc. * (a)	572,348
7,300	Chiron Corp. *	255,938
12,400	Genzyme Corp. *	709,776
12,300	Medimmune, Inc. *	292,863
2,500	Millipore Corp. * (a)	108,500
		5,763,673

	Building Materials - 0.3%
9,000	American Standard Companies, Inc.	418,320
22,300	Masco Corp.	773,141
5,100	Vulcan Materials Co. (a)	289,833
		1,481,294

	Chemicals - 1.8%
11,400	Air Products & Chemicals, Inc. (a)	$721,506
3,300	Ashland, Inc.	222,651
5,100	Avery Dennison Corp.	315,843
47,477	Dow Chemical Co.	2,366,728
49,700	Du Pont (E.I.) De Nemours and Co.	2,546,628
3,900	Eastman Chemical Co.	230,100
11,000	Ecolab, Inc. (a)	363,550
6,050	Engelhard Corp.	181,681
2,500	Great Lakes Chemical Corp.	80,300
5,500	Hercules, Inc. *	79,640
4,400	International Flavors & Fragrances, Inc.	173,800
8,600	PPG Industries, Inc.	615,072
16,100	Praxair, Inc.	770,546
9,675	Rohm & Haas Co.	464,400
6,300	Sherwin Williams Co.	277,137
3,400	Sigma Aldrich Corp.	208,250
		9,617,832

	Commercial Services - 0.9%
8,300	Apollo Group, Inc. *	614,698
52,533	Cendant Corp.	1,079,028
7,000	Convergys Corp. *	104,510
6,700	Equifax, Inc.	205,623
8,200	H&R Block, Inc. (a)	414,756
14,714	McKesson Corp.	555,454
6,900	Moody’s Corp. (a)	557,934
17,650	Paychex, Inc.	579,273
10,700	R. R. Donnelley & Sons Co.	338,334
8,000	Robert Half International, Inc.	215,680
		4,665,290

	Computers - 4.1%
6,300	Affiliated Computer Services, Class A * (a)	335,412
40,700	Apple Computer, Inc. *	1,695,969
9,500	Computer Sciences Corp. *	435,575
122,500	Dell, Inc. *	4,706,450
25,700	Electronic Data Systems Corp. (a)	531,219
119,800	EMC Corp. *	1,475,936
14,860	Gateway, Inc. *	59,886
144,198	Hewlett-Packard Co.	3,163,704
81,400	International Business Machines Corp.	7,438,332
6,300	Lexmark International Group, Inc. *	503,811
9,300	NCR Corp. *	313,782
18,200	Network Appliance, Inc. * (a)	503,412
168,200	Sun Microsystems, Inc. *	679,528
14,400	SunGard Data Systems, Inc. *	496,800
16,800	Unisys Corp. *	118,608
		22,458,424

	Cosmetics & Personal Care - 2.4%
4,250	Alberto-Culver Co.	203,405
23,500	Avon Products, Inc.	1,009,090
26,200	Colgate-Palmolive Co.	1,366,854
49,400	Gillette Co.	2,493,712
24,040	Kimberly-Clark Corp.	1,580,149
125,700	Procter & Gamble Co.	6,662,100
		13,315,310

	Distribution & Wholesale - 0.1%
8,750	Genuine Parts Co.	$380,538
4,200	W.W. Grainger, Inc.	261,534
		642,072

	Diversified Financial Services - 7.9%
58,400	American Express Co. (a)	3,000,008
5,652	Bear Stearns Cos., Inc.	564,635
12,337	Capital One Financial Corp.	922,437
57,100	Charles Schwab Corp. (a)	600,121
10,500	CIT Group, Inc.	399,000
260,340	Citigroup, Inc.	11,699,680
28,898	Countrywide Financial Corp.	938,029
18,400	E*TRADE Financial Corp. *	220,800
48,200	Fannie Mae	2,624,490
4,700	Federated Investors, Inc., Class B	133,057
9,830	Franklin Resources, Inc.	674,830
34,300	Freddie Mac	2,167,760
22,300	Goldman Sachs and Co.	2,452,777
11,700	Janus Capital Group, Inc. (a)	163,215
13,800	Lehman Brothers Holdings, Inc.	1,299,408
63,577	MBNA Corp.	1,560,815
46,400	Merrill Lynch & Co., Inc.	2,626,240
177,025	Morgan (J.P.) & Co., Inc.	6,125,065
55,434	Morgan Stanley Dean Witter & Co.	3,173,597
14,600	Providian Financial Corp. *	250,536
21,371	SLM Corp.	1,065,131
6,200	T. Rowe Price Group, Inc.	368,156
		43,029,787

	Electric - 3.0%
32,300	AES Corp. *	529,074
6,800	Allegheny Energy, Inc. * (a)	140,488
9,700	Ameren Corp.	475,397
19,040	American Electric Power, Inc.	648,502
26,600	Calpine Corp. * (a)	74,480
14,398	CenterPoint Energy, Inc.	173,208
9,543	Cinergy Corp.	386,682
9,700	CMS Energy Corp. *	126,488
12,100	Consolidated Edison, Inc. (a)	510,378
8,850	Constellation Energy Group, Inc.	457,545
16,950	Dominion Resources, Inc. (a)	1,261,589
8,700	DTE Energy Co. (a)	395,676
46,734	Duke Energy Corp.	1,309,019
16,200	Edison International (a)	562,464
10,600	Entergy Corp.	748,996
33,100	Exelon Corp.	1,518,959
16,400	FirstEnergy Corp. (a)	687,980
19,500	Florida Power & Light Group Capital, Inc. (a)	782,925
13,500	NiSource, Inc.	307,665
18,000	PG&E Corp. (a)	613,800
4,600	Pinnacle West Capital Corp.	195,546
9,400	PPL Corp.	507,506
12,277	Progress Energy, Inc. (a)	515,020
11,900	Public Service Enterprise Group, Inc. (a)	647,241
37,000	Southern Co.	1,177,710
10,200	TECO Energy, Inc. (a)	159,936
11,940	TXU Corp.	950,782
19,910	Xcel Energy, Inc.	342,054
		16,207,110

	Electrical Components & Equipment - 0.3%
8,900	American Power Conversion Corp.	$232,379
20,900	Emerson Electric Co.	1,357,037
8,325	Molex, Inc. (a)	219,447
		1,808,863

	Electronics - 0.5%
21,524	Agilent Technologies, Inc. *	477,833
19,916	Freescale Semiconductor, Class B *	343,551
9,100	Jabil Circuit, Inc. *	259,532
5,975	Parker-Hannifin Corp.	363,997
6,400	Perkinelmer, Inc.	132,032
26,000	Sanmina Corp. *	135,720
48,300	Solectron Corp. *	167,601
12,000	Symbol Technologies, Inc.	173,880
4,400	Tektronix, Inc.	107,932
7,900	Thermo Electron Corp. *	199,791
6,000	Waters Corp. *	214,740
		2,576,609

	Engineering & Construction - 0.0%
4,300	Fluor Corp.	238,349

	Entertainment - 0.5%
17,200	International Game Technology	458,552
143,600	News Corp. Inc., Class A	2,429,712
		2,888,264

	Environmental Control - 0.2%
13,500	Allied Waste Industries, Inc. * (a)	98,685
28,335	Waste Management, Inc.	817,465
		916,150

	Food - 1.7%
18,242	Albertson’s, Inc. (a)	376,697
31,049	Archer-Daniels-Midland Co. (a)	763,184
16,200	Campbell Soup Co.	470,124
25,600	Conagra, Inc.	691,712
18,200	General Mills, Inc.	894,530
17,400	H.J. Heinz Co.	641,016
10,900	Hershey Foods Corp.	659,014
17,500	Kellogg Co.	757,225
36,400	Kroger Co. *	583,492
6,700	McCormick & Co., Inc. (a)	230,681
22,200	Safeway, Inc. *	411,366
39,300	Sara Lee Corp.	870,888
6,700	Supervalu, Inc.	223,445
31,700	Sysco Corp. (a)	1,134,860
9,800	Wrigley (Wm.) Jr. Co.	642,586
		9,350,820

	Forest Products & Paper - 0.5%
12,902	Georgia-Pacific Corp.	$457,892
24,440	International Paper Co.	899,148
5,500	Louisiana Pacific Corp.	138,270
10,098	MeadWestvaco Corp.	321,318
2,900	Temple Inland, Inc.	210,395
12,100	Weyerhaeuser Co.	828,850
		2,855,873

	Gas - 0.2%
8,000	KeySpan Energy Corp.	311,760
2,200	Nicor, Inc. (a)	81,598
1,900	Peoples Energy Corp.	79,648
11,813	Sempra Energy (a)	470,630
		943,636

	Hand & Machine Tools - 0.1%
4,000	Black & Decker Corp.	315,960
2,900	Snap-On, Inc.	92,191
3,700	Stanley Works	167,499
		575,650

	Health Care-Products - 3.8%
2,700	Bausch & Lomb, Inc. (a)	197,910
30,900	Baxter International, Inc.	1,049,982
12,600	Becton, Dickinson & Co.	736,092
12,625	Biomet, Inc.	458,288
37,800	Boston Scientific Corp. * (a)	1,107,162
5,200	C.R. Bard, Inc.	354,016
5,900	Fisher Scientific International, Inc. * (a)	335,828
16,100	Guidant Corp.	1,189,790
148,160	Johnson & Johnson	9,950,426
60,300	Medtronic, Inc.	3,072,285
18,000	St. Jude Medical, Inc. *	648,000
18,700	Stryker Corp.	834,207
12,270	Zimmer Holdings, Inc. *	954,729
		20,888,715

	Health Care-Services - 1.3%
14,696	Aetna, Inc.	1,101,465
20,500	HCA - The Healthcare Corporation	1,098,185
12,100	Health Management Associates, Inc., Class A (a)	316,778
8,000	Humana, Inc. *	255,520
6,700	Laboratory Corp. of America Holdings *	322,940
4,300	Manor Care, Inc. (a)	156,348
4,600	Quest Diagnostics, Inc.	483,598
23,250	Tenet Healthcare Corp. *	268,073
32,000	UnitedHealth Group, Inc.	3,052,160
		7,055,067

	Home Builders - 0.2%
6,300	Centex Corp.	$360,801
2,100	KB Home	246,666
5,900	Pulte Corp. (a)	434,417
		1,041,884

	Home Furnishings - 0.0%
3,900	Maytag Corp. (a)	54,483
3,300	Whirlpool Corp. (a)	223,509
		277,992

	Household Products & Wares - 0.2%
7,700	Clorox Co.	485,023
7,200	Fortune Brands, Inc.	580,536
13,633	Newell Rubbermaid, Inc.	299,108
		1,364,667

	Insurance - 4.7%
14,200	ACE, Ltd.	586,034
25,000	AFLAC, Inc.	931,500
33,838	Allstate Corp.	1,829,282
5,400	AMBAC Financial Group, Inc.	403,650
129,779	American International Group, Inc.	7,191,054
15,750	AON Corp. (a)	359,730
9,600	Chubb Corp. (a)	760,992
6,600	Cigna Corp.	589,380
7,875	Cincinnati Financial Corp.	343,429
14,700	Hartford Financial Services Group, Inc. (a)	1,007,832
6,800	Jefferson Pilot Corp.	333,540
8,700	Lincoln National Corp. (a)	392,718
8,000	Loews Corp.	588,320
26,300	Marsh & McLennan Cos., Inc.	800,046
7,050	MBIA, Inc. (a)	368,574
36,500	Metlife, Inc.	1,427,150
4,800	MGIC Investment Corp.	296,016
14,900	Principal Financial Group, Inc.	573,501
10,000	Progressive Corp.	917,600
26,100	Prudential Financial, Inc.	1,498,140
6,300	SAFECO Corp.	306,873
33,290	St. Paul Travelers Cos., Inc.	1,222,742
5,400	Torchmark Corp. (a)	281,880
14,818	UnumProvident Corp. (a)	252,202
15,200	Wellpoint, Inc. *	1,905,320
6,900	XL Capital, Ltd., Class A	499,353
		25,666,858

	Internet - 1.0%
60,300	eBay, Inc. *	2,246,778
6,000	Monster Worldwide, Inc. *	168,300
35,300	Symantec Corp. *	752,949
64,900	Yahoo!, Inc. *	2,200,110
		5,368,137

	Iron & Steel - 0.2%
4,451	Allegheny Technologies, Inc.	$107,314
8,000	Nucor Corp.	460,480
5,720	United States Steel Corp.	290,862
		858,656

	Leisure Time - 0.5%
4,800	Brunswick Corp.	224,880
26,300	Carnival Corp.	1,362,603
14,600	Harley-Davidson, Inc.	843,296
6,508	Sabre Group Holdings, Inc. (a)	142,395
		2,573,174

	Lodging - 0.4%
5,700	Harrah’s Entertainment, Inc. (a)	368,106
19,100	Hilton Hotels Corp.	426,885
10,000	Marriott International, Inc., Class A	668,600
10,600	Starwood Hotels & Resorts Worldwide, Inc.	636,318
		2,099,909

	Machinery - Construction & Mining - 0.3%
17,100	Caterpillar, Inc.	1,563,624

	Machinery - Diversified - 0.3%
2,100	Cummins Engine Co., Inc.	147,735
12,300	Deere & Co.	825,699
8,700	Rockwell International Corp.	492,768
		1,466,202

	Manufacturing - Miscellaneous - 6.1%
38,500	3M Co.	3,299,065
4,600	Cooper Industries, Ltd. (a)	328,992
13,700	Danaher Corp. (a)	731,717
10,100	Dover Corp.	381,679
14,300	Eastman Kodak Co. (a)	465,465
7,600	Eaton Corp.	497,040
528,000	General Electric Co.	19,039,680
42,375	Honeywell International, Inc.	1,576,774
13,700	Illinois Tool Works, Inc.(a)	1,226,561
8,700	Ingersoll-Rand Co.	692,955
4,600	ITT Industries, Inc.	415,104
9,500	Leggett & Platt, Inc.	274,360
6,100	Pall Corp.	165,432
6,800	Textron, Inc. (a)	507,416
100,237	Tyco International, Ltd. (a)	3,388,011
		32,990,251

	Media - 3.3%
26,200	Clear Channel Communications, Inc. (a)	903,114
110,178	Comcast Corp., Class A *	3,721,813
3,500	Dow Jones & Company, Inc. (a)	130,795
12,500	Gannett Co., Inc.	988,500
3,800	Knight-Ridder, Inc. (a)	255,550
9,500	McGraw-Hill Cos., Inc.	828,875
2,300	Meredith Corp.	107,525
7,300	New York Times Co., Class A *	267,034
228,898	Time Warner, Inc. *	4,017,160
14,887	Tribune Co.	593,545
14,500	Univision Communications, Inc. *	401,505
84,928	Viacom, Inc., Class B	2,958,042
101,929	Walt Disney Co.	2,928,420
		18,101,878

	Mining - 0.6%
43,408	Alcoa, Inc.	$1,319,169
8,900	Freeport-McMoRan Copper & Gold, Inc., Class B	352,529
22,111	Newmont Mining Corp.	934,190
4,800	Phelps Dodge Corp. (a)	488,304
		3,094,192

	Office & Business Equipment - 0.2%
11,500	Pitney Bowes, Inc.	518,880
47,600	Xerox Corp. *	721,140
		1,240,020

	Oil & Gas - 7.6%
4,300	Amerada Hess Corp. (a)	413,703
11,779	Anadarko Petroleum Corp.	896,382
16,300	Apache Corp.	998,049
19,264	Burlington Resources, Inc.	964,548
104,872	ChevronTexaco Corp.	6,115,086
34,695	ConocoPhillips	3,741,509
23,900	Devon Energy Corp.	1,141,225
11,900	EOG Resources, Inc.	580,006
318,160	Exxon Mobil Corp.	18,962,336
8,181	Kerr-McGee Corp.	640,818
17,300	Marathon Oil Corp.	811,716
7,100	Nabors Industries, Ltd. *	419,894
6,800	Noble Corp.	382,228
19,800	Occidental Petroleum Corp.	1,409,166
5,300	Rowan Cos., Inc. *	158,629
3,500	Sunoco, Inc.	362,320
16,027	Transocean Sedco Forex, Inc. *	824,749
13,500	Unocal Corp.	832,815
12,800	Valero Energy Corp.	937,856
17,300	XTO Energy, Inc.	568,132
		41,161,167

	Oil & Gas Services - 0.9%
16,880	Baker Hughes, Inc. (a)	750,991
8,100	BJ Services Co.	420,228
25,100	Halliburton Co.	1,085,575
8,400	National Oilwell Varco, Inc. *	392,280
29,400	Schlumberger, Ltd.	2,072,112
		4,721,186

	Packaging & Containers - 0.1%
5,500	Ball Corp.	228,140
5,300	Bemis Co.	164,936
7,300	Pactiv Corp. *	170,455
4,208	Sealed Air Corp. *	218,564
		782,095

	Pharmaceuticals - 6.0%
77,700	Abbott Laboratories	$3,622,374
6,600	Allergan, Inc. (a)	458,502
5,500	AmerisourceBergen Corp. (a)	315,095
97,300	Bristol-Myers Squibb Co.	2,477,258
21,600	Cardinal Health, Inc. (a)	1,205,280
22,800	Caremax Rx, Inc. *	906,984
3,800	Express Scripts, Inc. *	331,322
17,500	Forest Laboratories, Inc. *	646,625
21,600	Gilead Sciences, Inc. *	773,280
7,790	Hospira, Inc. *	251,383
11,966	King Pharmaceuticals, Inc. *	99,437
56,400	Lilly (Eli) & Co.	2,938,440
13,700	Medco Health Solutions, Inc. * (a)	679,109
110,000	Merck & Co., Inc.	3,560,700
13,400	Mylan Laboratories (a)	237,448
371,684	Pfizer, Inc.	9,764,139
73,400	Schering-Plough Corp. (a)	1,332,210
5,400	Watson Pharmaceuticals, Inc. * (a)	165,942
66,600	Wyeth Corp.	2,809,188
		32,574,716

	Pipelines - 0.2%
16,400	Dynegy, Inc. * (a)	64,124
32,030	El Paso Energy Corp.	338,877
5,500	Kinder Morgan, Inc.	416,350
28,400	Williams Cos., Inc.	534,204
		1,353,555

	Real Estate - 0.5%
4,800	Apartment Investment & Management Co., REIT (a)	178,560
9,900	Archstone-Smith Trust, REIT	337,689
20,100	Equity Office Properties Trust, REIT	605,613
14,100	Equity Residential Properties Trust, REIT	454,161
9,100	Plum Creek Timber Co., Inc., REIT	324,870
9,200	ProLogis Trust, REIT	341,320
11,000	Simon Property Group, Inc., REIT	666,380
		2,908,593

	Retail - 6.6%
11,200	AutoNation, Inc. *	212,128
3,400	AutoZone, Inc. *	291,380
15,100	Bed Bath & Beyond, Inc. *	551,754
14,900	Best Buy Co., Inc. (a)	804,749
5,600	Big Lots, Inc. *	67,312
9,500	Circuit City Stores, Inc.	152,475
23,512	Costco Wholesale Corp.	1,038,760
19,900	CVS Corp.	1,047,138
7,300	Darden Restaurants, Inc.	223,964

3,500	Dillards, Inc., Class A	$94,150
14,987	Dollar General Corp.	328,365
8,300	Family Dollar Stores, Inc.	251,988
8,400	Federated Department Stores, Inc.	534,576
36,650	Gap, Inc.	800,436
109,397	Home Depot, Inc.	4,183,341
14,200	J.C. Penney Co., Inc.	737,264
16,200	Kohls Corp. *	836,406
19,000	Limited Brands, Inc.	461,700
38,500	Lowes Cos., Inc.	2,197,965
14,500	May Department Stores Co.	536,790
63,400	McDonald’s Corp.	1,974,276
6,300	Nordstrom, Inc.	348,894
15,500	Office Depot, Inc. *	343,790
4,600	OfficeMax, Inc.	154,100
7,900	RadioShack Corp. (a)	193,550
4,800	Sears Holdings Corp. * (a)	639,216
24,700	Staples, Inc.	776,321
19,900	Starbucks Corp. *	1,028,034
44,600	Target Corp.	2,230,892
7,200	Tiffany & Co. (a)	248,544
24,000	TJX Cos., Inc.	591,120
10,700	Toys “R” Us, Inc. *	275,632
50,900	Walgreen Co.	2,260,978
168,800	Wal-Mart Stores, Inc.	8,458,568
5,700	Wendy’s International, Inc. (a)	222,528
14,520	Yum! Brands, Inc.	752,281
		35,851,365

	Savings & Loans - 0.5%
14,100	Golden West Financial Corp.	853,050
18,600	Sovereign Bancorp, Inc.	412,176
43,474	Washington Mutual, Inc.	1,717,223
		2,982,449

	Semiconductors - 3.0%
19,600	Advanced Micro Devices * (a)	315,952
18,500	Altera Corp. * (a)	365,930
18,500	Analog Devices, Inc.	668,590
83,000	Applied Materials, Inc. *	1,348,750
15,300	Applied Micro Circuits Corp. *	50,337
14,500	Broadcom Corp. *	433,840
310,200	Intel Corp. (a)	7,205,946
9,800	KLA-Tencor Corp. *	450,898
15,300	Linear Technology Corp.	586,143
19,100	LSI Logic Corp. *	106,769
16,300	Maxim Integrated Products, Inc.	666,181
30,500	Micron Technology, Inc. * (a)	315,370
17,700	National Semiconductor Corp. (a)	364,797
6,900	Novellus Systems, Inc.	184,437
8,200	NVIDIA Corp. *	194,832
8,900	PMC-Sierra, Inc. * (a)	78,320
4,600	QLogic Corp. *	186,300
9,600	Teradyne, Inc. *	140,160
85,700	Texas Instruments, Inc.	2,184,493
17,300	Xilinx, Inc.	505,679
		16,353,724

	Software - 4.3%
12,100	Adobe Systems, Inc.	$812,757
11,400	Autodesk, Inc.	339,264
29,000	Automatic Data Processing, Inc. (a)	1,303,550
11,000	BMC Software, Inc. *	165,000
8,400	Citrix Systems, Inc. *	200,088
26,450	Computer Associates International, Inc.	716,795
19,200	Compuware Corp. *	138,240
15,300	Electronic Arts, Inc. *	792,234
39,949	First Data Corp.	1,570,395
9,650	Fiserv, Inc. *	384,070
11,500	IMS Health, Inc.	280,485
9,200	Intuit, Inc. *	402,684
4,200	Mercury Interactive Corp. *	198,996
504,000	Microsoft Corp.	12,181,680
18,800	Novell, Inc. *	112,048
223,820	Oracle Corp. * (a)	2,793,274
13,400	Parametric Technology Corp. *	74,906
25,600	Siebel Systems, Inc. *	233,728
21,019	VERITAS Software Corp. *	488,061
		23,188,255

	Telecommunications - 5.5%
40,300	ADC Telecommunications, Inc. *	80,197
15,100	Alltel Corp. (a)	828,235
8,000	Andrew Corp. *	93,680
39,848	AT&T Corp.	747,150
23,831	Avaya, Inc. *	278,346
91,200	BellSouth Corp.	2,397,648
6,700	CenturyTel, Inc. (a)	220,028
28,500	Ciena Corp. *	49,020
322,000	Cisco Systems, Inc. *	5,760,580
16,700	Citizens Communications Co., Class B (a)	216,098
9,800	Comverse Technology, Inc. *	247,156
70,200	Corning, Inc. *	781,326
71,900	JDS Uniphase Corp. * (a)	120,073
220,682	Lucent Technologies, Inc. * (a)	606,876
122,135	Motorola, Inc.	1,828,361
56,100	Nextel Communications, Inc., Class A *	1,594,362
82,000	Qualcomm, Inc.	3,005,300
83,163	Qwest Communications International, Inc. * (a)	307,703
164,498	SBC Communications, Inc.	3,896,958
7,500	Scientific Atlanta, Inc. (a)	211,650
73,600	Sprint Corp. (a)	1,674,400
23,000	Tellabs, Inc. *	167,900
137,930	Verizon Communications, Inc.	4,896,515
		30,009,562

	Textiles - 0.0%
7,400	Cintas Corp. (a)	305,694

	Toys, Games & Hobbies - 0.1%
8,250	Hasbro, Inc.	$168,713
20,712	Mattel, Inc.	442,201
		610,914

	Transportation - 1.6%
18,852	Burlington Northern Santa Fe Corp.	1,016,688
10,700	CSX Corp.	445,655
15,000	FedEx Corp.	1,409,250
19,900	Norfolk Southern Corp.	737,295
3,200	Ryder System, Inc.	133,440
13,000	Union Pacific Corp.	906,100
55,800	United Parcel Service, Class B	4,058,892
		8,707,320

	Total Common Stocks
	(Cost $475,481,181)	539,015,608

Par Value
U.S. AGENCY OBLIGATION - 0.1%

	U.S. Treasury Bill - 0.1%
$500,000	3.05%, 09/15/05 (b) (c)	493,070

	Total U.S. Agency Obligation
	(Cost $493,070)	493,070

Shares
INVESTMENT COMPANY - 0.5%

2,971,213	Marshall Money Market Fund	2,971,213
	Total Investment Company
	(Cost $2,971,213)	2,971,213

Total Investments - 99.6%
(Cost $478,945,464)		542,479,891
Net Other Assets and Liabilities - 0.4%		1,957,049
Total Net Assets - 100.0%		$544,436,940

*                                         Non-income producing security.

(a)                                  All or a portion of this security is out on loan at March 31, 2005; the value of the securities loaned amounted to $50,039,941.  The value of collateral amounted to $51,645,586 which consisted of cash equivalents.

(b)                                 Effective yield at time of purchase.

(c)                                  Security has been deposited as initial margin on futures contracts.  At March 31, 2005, the Portfolio’s open futures contracts were as follows:

Number
of Contracts	Contract	Expiration	Aggregate	Market Value at
Purchased	Type	Date	Cost	March 31, 2005

17	S&P 500	June-2005	$5,072,055	$5,031,575

REIT                     Real Estate Investment Trust

FEDERAL INCOME TAX INFORMATION

At March 31, 2005, the aggregate cost of investment securities for tax purposes was $508,363,850. Net unrealized appreciation (depreciation) aggregated $34,116,041, of which $79,645,031 related to appreciated investment securities and $(45,528,990) related to depreciated investment securities.

Industry/Sector Concentration of Investments
as a Percentage of Net Assets:

Basic Materials	3.1%
Communications	10.0
Consumer Cyclical	9.6
Consumer Non-Cyclical	21.2
Energy	8.7
Financial	20.5
Industrial	11.7
Technology	11.6
Utilities	3.2
Net Other Assets and Liabilities	0.4
Total	100.0%

SELECT INVESTMENT GRADE INCOME FUND
PORTFOLIO OF INVESTMENTS - March 31, 2005 (Unaudited)

Par Value		Moody’s Ratings	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (g) - 26.9%

	Fannie Mae - 11.6%
$10,000,000	3.00%, 03/02/07	NR	$9,812,310
1,783,133	5.00%, 05/01/18	NR	1,784,105
7,424,987	5.50%, 02/01/18 - 04/01/35	NR	7,472,951
12,279,235	6.00%, 08/01/13 - 04/01/35	NR	12,590,811
6,449,497	6.50%, 05/01/08 - 08/01/32	NR	6,714,037
2,763,184	7.00%, 08/01/10 - 06/01/32	NR	2,914,038
1,623,871	7.50%, 01/01/07 - 09/01/30	NR	1,709,802
353,223	8.00%, 04/01/09 - 08/01/32	NR	379,873
39,374	8.50%, 07/01/08 - 06/01/30	NR	41,420
169,277	9.00%, 02/01/10 - 11/01/25	NR	185,024
			43,604,371

	Freddie Mac - 11.6%
1,451,794	4.50%, 12/01/18	NR	1,424,182
162,953	5.00%, 05/15/21	NR	164,029
21,420,088	5.00%, 05/01/18 - 05/01/34	NR	21,133,031
6,023,773	5.50%, 02/01/18 - 09/01/34	NR	6,101,341
9,849,934	6.00%, 10/15/07 - 08/01/34	NR	10,079,822
1,639,447	6.50%, 10/01/20 - 12/01/31	NR	1,708,036
2,170,110	7.00%, 05/01/32 - 12/01/32	NR	2,286,287
440,305	7.50%, 06/01/15 - 11/01/30	NR	466,937
82,188	9.50%, 08/01/19 - 02/01/21	NR	90,338
			43,454,003

	Ginnie Mae - 3.7%
3,115,543	5.50%, 07/15/33	NR	3,147,512
7,972,525	6.00%, 01/15/32 - 08/20/34	NR	8,195,868
1,189,821	6.50%, 09/15/08 - 11/15/32	NR	1,244,608
999,739	7.00%, 03/15/12 - 12/15/31	NR	1,057,242
262,084	7.50%, 11/15/30 - 10/15/32	NR	281,060
11,572	9.50%, 02/15/06	NR	11,887
			13,938,177

	Total U.S. Government Agency Mortgage-Backed Obligations
	(Cost $101,451,633)		100,996,551

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 25.8%

	Fannie Mae - 4.2%
3,700,000	2.53%, 04/13/05 (a)	NR	3,696,732
5,987,009	5.50%, 02/01/34 - 03/01/34	NR	6,003,402
3,376,850	6.00%, 02/01/17 - 05/01/29	NR	3,473,602
1,182,123	6.50%, 05/01/16 - 10/01/29	NR	1,234,023
850,152	7.00%, 08/01/32	NR	900,609
50,085	7.50%, 03/01/28 - 09/01/30	NR	53,654
241,668	8.00%, 10/01/29 - 05/01/30	NR	260,296
			15,622,318

1

	Federal Home Loan Bank - 1.3%
$4,870,000	2.53%, 04/13/05 (a)	NR	$4,865,633

	Freddie Mac - 10.0%
11,800,000	2.25%, 08/30/05	NR	11,762,983
3,800,000	2.75%, 03/15/08	NR	3,650,288
3,800,000	4.38%, 01/25/10	Aaa	3,740,386
7,356,250	5.00%, 01/01/19 - 02/01/19	NR	7,364,224
10,547,036	5.50%, 11/01/33 - 01/01/34	NR	10,586,984
444,123	6.50%, 12/01/31	NR	461,695
			37,566,560

	Ginnie Mae - 0.2%
795,976	7.00%, 02/15/28 - 11/15/28	NR	842,847

	U.S. Treasury Bond - 4.6%
2,500,000	6.25%, 08/15/23	NR	2,910,840
1,000,000	7.25%, 08/15/22	NR	1,278,320
6,200,000	7.50%, 11/15/16	NR	7,773,250
1,900,000	8.13%, 05/15/21	NR	2,595,504
1,900,000	8.75%, 08/15/20	NR	2,709,282
			17,267,196

	U.S. Treasury Inflationary Index - 0.1%
150,401	3.38%, 04/15/32	NR	199,595

	U.S. Treasury Note - 5.4%
165,000	1.88%, 01/31/06	NR	163,015
11,400,000	3.38%, 02/28/07 (b)	NR	11,316,723
4,000,000	3.63%, 07/15/09 (b)	NR	3,922,656
2,040,000	4.38%, 08/15/12	NR	2,044,782
2,850,000	5.00%, 08/15/11	NR	2,960,882
			20,408,058

	Total U.S. Government and Agency Obligations
	(Cost $97,071,831)		96,772,207

CORPORATE NOTES AND BONDS - 31.6%

	Aerospace & Defense - 0.0%
123,577	Systems 2001 Asset Trust (c)
	6.66%, 09/15/13	Aaa	133,952

	Auto Manufacturers - 1.1%
1,900,000	DaimlerChrysler North America Holding Corp.
	6.50%, 11/15/13	A3	1,975,952
1,900,000	DaimlerChrysler North America Holding Corp.
	7.30%, 01/15/12	A3	2,071,667
			4,047,619

2

	Banks - 4.8%
$2,045,000	HSBC Bank USA, Inc.
	4.63%, 04/01/14	Aa3	$1,974,180
1,940,000	PNC Funding Corp.
	4.50%, 03/10/10	A2	1,919,680
2,000,000	PNC Funding Corp.
	5.75%, 08/01/06	A2	2,044,232
2,000,000	U.S. Bancorp, MTN
	5.10%, 07/15/07	Aa2	2,039,562
2,000,000	U.S. Bank National Cincinnati
	6.50%, 02/01/08	Aa2	2,107,226
2,000,000	Wachovia Corp.
	4.95%, 11/01/06	Aa3	2,024,926
2,000,000	Wells Fargo & Co.
	5.13%, 02/15/07	Aa1	2,035,526
4,000,000	Zions Bancorporation
	5.65%, 05/15/14	Baa1	4,060,220
			18,205,552

	Beverages - 0.5%
1,900,000	Bottling Group LLC
	4.63%, 11/15/12	Aa3	1,866,252

	Chemicals - 0.6%
2,000,000	Praxair, Inc.
	6.63%, 10/15/07	A3	2,093,552

	Diversified Financial Services - 7.2%
3,800,000	CIT Group, Inc., MTN
	5.13%, 09/30/14	A2	3,750,859
178,934	CVRD Finance Ltd., Series 2A (c) (d)
	3.31%, 10/15/07	Aaa	178,921
1,185,000	Ford Motor Credit Co.
	6.88%, 02/01/06	A3	1,201,114
1,110,000	Ford Motor Credit Co.
	7.25%, 10/25/11	A3	1,095,378
2,050,000	General Electric Capital Corp., MTN
	4.25%, 01/15/08	Aaa	2,042,351
2,000,000	Goldman Sachs Group, Inc.
	3.88%, 01/15/09	Aa3	1,947,740
1,825,000	Goldman Sachs Group, Inc.
	5.70%, 09/01/12	Aa3	1,878,837
4,000,000	Household Finance Corp.
	8.00%, 07/15/10	A1	4,575,868
2,600,000	J. Paul Getty Trust
	5.88%, 10/01/33	Aaa	2,710,664
3,800,000	MBNA Corp., MTN
	4.63%, 08/03/09	Baa1	3,769,125
2,000,000	Morgan Stanley
	4.00%, 01/15/10	Aa3	1,925,394
1,900,000	Morgan Stanley
	4.75%, 04/01/14	A1	1,809,026
			26,885,277

3

	Electric - 1.3%
$2,000,000	Entergy Gulf States, Inc.
	3.60%, 06/01/08	Baa3	$1,940,870
800,000	Pacific Gas & Electric Co.
	3.60%, 03/01/09	Baa2	769,846
2,000,000	Pacific Gas & Electric Co.
	6.05%, 03/01/34	Baa1	2,053,630
			4,764,346

	Food - 0.6%
2,000,000	Unilever Capital Corp.
	5.90%, 11/15/32	A1	2,093,516

	Health Care-Services - 0.6%
21,000	Columbia/HCA Healthcare Corp.
	6.91%, 06/15/05	Ba1	21,131
3,000	HCA, Inc.
	6.30%, 10/01/12	Ba1	2,997
2,250,000	UnitedHealth Group, Inc.
	7.50%, 11/15/05	A2	2,294,782
			2,318,910

	Lodging - 0.6%
2,000,000	Harrah’s Operating Co., Inc.
	7.13%, 06/01/07	Baa3	2,101,490
15,000	MGM Mirage, Inc.
	7.25%, 10/15/06	Ba1	15,487
4,000	MGM Mirage, Inc.
	8.50%, 09/15/10	Ba1	4,380
11,000	Park Place Entertainment Corp.
	8.50%, 11/15/06	Ba1	11,564
			2,132,921

	Media - 1.9%
2,000,000	Comcast Corp.
	5.85%, 01/15/10	Baa3	2,068,194
2,000,000	Continental Cablevision, Inc.
	8.30%, 05/15/06	Baa3	2,078,158
770,000	Viacom, Inc.
	5.50%, 05/15/33	A3	692,054
2,000,000	Viacom, Inc.
	7.88%, 07/30/30	A3	2,375,660
			7,214,066

	Metal Fabricate & Hardware - 0.5%
2,025,000	Precision Castparts Corp.
	5.60%, 12/15/13	Baa3	2,034,497

	Oil & Gas - 4.8%
3,800,000	Atmos Energy Corp.
	4.00%, 10/15/09	Baa3	3,658,693
2,050,000	Conoco Funding Co.
	7.25%, 10/15/31	A3	2,520,990
3,800,000	Devon Financing Corp.
	6.88%, 09/30/11	Baa2	4,183,906
3,900,000	Pioneer Natural Resources Co.
	5.88%, 07/15/16	Baa3	3,988,397
3,800,000	Valero Energy Corp. (b)
	4.75%, 06/15/13	Baa3	3,703,491
			18,055,477

4

	Packaging & Containers - 1.0%
$3,800,000	Sealed Air Corp. (c)
	5.63%, 07/15/13	Baa3	$3,843,480

	Pharmaceuticals - 0.6%
2,000,000	Zeneca Wilmington
	7.00%, 11/15/23	Aa2	2,369,986

	Retail - 0.7%
2,000,000	Wal-Mart Stores, Inc.
	7.55%, 02/15/30	Aa2	2,575,618

	Telecommunications - 2.1%
3,800,000	SBC Communications, Inc.
	5.10%, 09/15/14	A2	3,703,788
2,050,000	Sprint Capital Corp.
	6.13%, 11/15/08	Baa3	2,142,683
2,025,000	Sprint Capital Corp.
	6.88%, 11/15/28	Baa3	2,167,947
			8,014,418

	Transportation - 2.7%
3,800,000	CSX Transportation, Inc.
	6.30%, 03/15/12	Baa2	4,075,983
300,000	Union Pacific Corp.
	5.38%, 06/01/33	Baa2	283,578
3,800,000	Union Pacific Corp.
	6.50%, 04/15/12	Baa2	4,118,520
1,430,000	Union Pacific Corp.
	6.63%, 02/01/08	Baa2	1,511,416
			9,989,497

	Total Corporate Notes and Bonds
	(Cost $119,079,694)		118,638,936

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (g) - 7.1%

8,063,584	Bank of America Mortgage Securities, Inc., Series 2003-8, Class 1A12 (e)
	5.50%, 11/25/33	AAA	7,983,553
2,700,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-PBW1, Class A2
	4.72%, 11/11/35	Aaa	2,663,998
2,700,000	Bear Stearns Mortgage Securities, Inc., Series 1999-WF2, Class A2, CMO
	7.08%, 07/15/31	Aaa	2,941,408
1,285,000	Citibank Credit Card Issuance Trust, Series 2000-A3, CMO
	6.88%, 11/16/09	Aaa	1,367,383
514,315	Conseco Finance Corp., Series 2000-6, Class A4
	6.77%, 09/01/32	A3	521,782

5

$2,700,000	General Electric Capital Commercial Mortgage Corp., Series 2002-1A, Class A3, CMO
	6.27%, 12/10/35	Aaa	$2,909,390
89,687	Green Tree Financial Corp., Series 1999-3, Class A, CMO (e)
	6.16%, 02/01/31	BBB	91,157
481,984	Green Tree Home Improvement Loan Trust, Series 1996-D, Class H, CMO (e)
	8.30%, 09/15/27	AAA	482,715
2,040,000	GS Mortgage Securities Corp. II, Series 1997-GL, Class A2D, CMO (d)
	6.94%, 07/13/30	Aaa	2,143,686
700,000	MBNA Master Credit Card Trust, Series 1995-C, Class A
	6.45%, 02/15/08	Aaa	704,762
2,700,000	Morgan Stanley Dean Witter Capital I, Series 2003-T0P9, Class A2, CMO (e)
	4.74%, 11/13/36	AAA	2,662,897
2,100,000	Morgan Stanley Dean Witter Captial I, Series 2003-T11, Class A3, CMO
	4.85%, 06/13/41	Aaa	2,096,942
	Total Asset-Backed and Mortgage-Backed Securities
	(Cost $26,715,610)		26,569,673

FOREIGN GOVERNMENT OBLIGATIONS (h) - 1.1%

2,000,000	Province of British Columbia
	5.38%, 10/29/08	Aa2	2,071,934
2,000,000	Province of Quebec
	7.00%, 01/30/07	A1	2,100,570
	Total Foreign Government Obligations
	(Cost $4,144,121)		4,172,504

FOREIGN BONDS (h) - 5.2%

2,000,000	Alberta Energy Co., Ltd.
	7.38%, 11/01/31	Baa2	2,419,120
1,900,000	British Sky Broadcasting Group, Plc
	6.88%, 02/23/09	Baa3	2,038,316
1,900,000	British Telecom, Plc (f)
	8.13%, 12/15/10	Baa1	2,207,418
2,000,000	KFW International Finance, Inc.
	4.25%, 04/18/05	Aaa	2,000,984
2,000,000	Telus Corp.
	7.50%, 06/01/07	Baa3	2,128,850
2,150,000	Tyco International Group S.A.
	6.38%, 10/15/11	Baa3	2,295,233
2,000,000	Tyco International Group S.A.
	6.75%, 02/15/11	Baa3	2,167,164
2,000,000	Tyco International Group S.A.
	6.88%, 01/15/29	Baa3	2,241,804
1,950,000	West Fraser Timber Co., Ltd. (c)
	5.20%, 10/15/14	Baa2	1,934,661
	Total Foreign Bonds
	(Cost $19,046,090)		19,433,550

6

Shares
INVESTMENT COMPANIES - 4.0%

11,445,594	Barclays Prime Money Market Fund	NR	$11,445,594
3,740,803	Marshall Money Market Fund	NR	3,740,803
	Total Investment Companies
	(Cost $15,186,397)		15,186,397

WARRANTS - 0.0%

	Computers - 0.0%
500,000	International Business Machines Corp., 07/10/06 *	NR	47,500

	Telecommunications - 0.0%
500,000	BellSouth Telecom, Inc., 07/12/06 *	NR	27,500

	Total Warrants
	(Cost $16,563)		75,000

Total Investments - 101.7%
(Cost $382,711,939)			381,844,818
Net Other Assets and Liabilities - (1.7)%			(6,264,781)
Total Net Assets - 100.0%			$375,580,037

*	Non-income producing security.

(a)	Effective yield at time of purchase.

(b)

All or a portion of this security is out on loan at March 31, 2005; the value of the securities loaned amounted to $17,359,172. The value of collateral amounted to $17,700,125 which consisted of cash equivalents.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers. At March 31, 2005, these securities amounted to $6,091,014 or 1.6% of net assets.

(d)	Variable rate security. The rate shown reflects rate in effect at period end.

(e)	Standard & Poor’s (S&P) credit ratings are used in the absence of a rating by Moody’s Investors, Inc.

(f)

Debt obligation initially issued in coupon form which converts to a higher coupon form at a specified date and rate. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.

(g)	Pass Through Certificates.

(h)	U.S. currency denominated.

CMO	Collateralized Mortgage Obligation (Pay Through Certificate)

MTN	Medium Term Note

NR	Not Rated

7

FEDERAL INCOME TAX INFORMATION

At March 31, 2005, the aggregate cost of investment securities for tax purposes was $384,337,413. Net unrealized appreciation (depreciation) aggregated $(2,492,595), of which $1,922,438 related to appreciated investment securities and $(4,415,033) related to depreciated investment securities.

OTHER  INFORMATION

The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities is as follows:

Moody’s Ratings	S&P Ratings

Aaa	6.7%	AAA	2.9%
Aa	6.5%
A	10.2%
Baa	18.9%
NR (Not Rated)	54.8%

	97.1%

Major Class Concentration of Investments
as a Percentage of Net Assets:

Corporate Notes And Bonds	31.6%
U.S. Government Agency Mortgage-Backed Obligation	26.9
U.S. Government And Agency Obligations	25.8
Asset-Backed And Mortgage-Backed Securities	7.1
Foreign Bonds	5.2
Investment Companies	4.0
Foreign Government Obligations	1.1
Net Other Assets and Liabilities	(1.7)
Total	100.0%

8

GOVERNMENT BOND FUND

PORTFOLIO OF INVESTMENTS - March 31, 2005 (Unaudited)

Par Value		Moody’s Ratings	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (c) - 14.8%

	Fannie Mae - 10.8%
$13,000,000	4.00%, 04/25/22 - 07/25/22	NR	$12,823,169
603	7.00%, 05/01/17	NR	612
47,327	7.50%, 03/01/07	NR	48,653
41,191	8.00%, 04/01/09 - 09/01/21	NR	44,447
			12,916,881

	Freddie Mac - 4.0%
4,580,000	5.00%, 06/15/26	NR	4,635,709
54,015	6.50%, 06/01/23	NR	56,928
16,037	7.50%, 02/01/07	NR	16,336
6,196	8.00%, 06/01/19	NR	6,606
22,411	10.00%, 03/01/21	NR	24,900
			4,740,479

	Ginnie Mae - 0.0%
9,853	6.50%, 06/15/09	NR	10,228
40,147	7.00%, 06/15/12	NR	42,317
3,448	9.50%, 02/15/06	NR	3,542
			56,087

	Total U.S. Government Agency Mortgage-Backed Obligations
	(Cost $18,223,136)		17,713,447

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 70.0%

	Fannie Mae - 17.9%
6,300,000	2.74%, 04/04/05 (a)	NR	6,298,609
7,020,000	4.00%, 12/15/08 (b)	NR	6,919,761
7,915,000	5.38%, 11/15/11	NR	8,215,556
			21,433,926

	Federal Farm Credit Bank - 3.2%
3,880,000	2.63%, 12/15/05	Aaa	3,855,482

	Federal Home Loan Bank - 8.9%
500,000	2.88%, 08/15/06	Aaa	493,730
3,180,000	3.00%, 04/15/09 (b)	NR	3,025,258
7,400,000	4.00%, 03/18/11	NR	7,126,318
			10,645,306

	Freddie Mac - 23.9%
11,875,000	2.75%, 08/15/06	NR	11,707,586
1,550,000	2.88%, 12/15/06	NR	1,523,579
5,000,000	3.00%, 12/15/06	NR	4,924,980
2,680,000	5.00%, 07/15/14	NR	2,708,111
5,215,000	5.75%, 01/15/12	NR	5,535,519
1,990,000	6.88%, 09/15/10	NR	2,210,104
			28,609,879

1

	U.S. Treasury Bond - 4.1%
$200,000	7.13%, 02/15/23	NR	$253,344
1,985,000	7.50%, 11/15/16 (b)	NR	2,488,694
1,485,000	8.88%, 02/15/19	NR	2,101,738
			4,843,776

	U.S. Treasury Note - 12.0%
8,110,000	4.00%, 02/15/14	NR	7,826,466
6,500,000	6.50%, 05/15/05	NR	6,528,945
			14,355,411

	Total U.S. Government and Agency Obligations
	(Cost $84,481,047)		83,743,780

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (c) - 12.2%

4,680,033	Bank of America Commercial Mortgage, Inc., Series 2001-PB1, Class A1
	4.91%, 05/11/35	Aaa	4,730,180
10,000,000	GE Capital Commercial Mortgage Corp., Series 2003-C2, Class A2
	4.17%, 07/10/37	Aaa	9,844,715
	Total Asset-Backed and Mortgage-Backed Securities
	(Cost $14,833,517)		14,574,895

Shares
INVESTMENT COMPANIES - 1.8%

4,163	Dreyfus Cash Management Plus Money Market Fund	NR	4,163
2,143,500	Marshall Money Market Fund	NR	2,143,500
	Total Investment Companies
	(Cost $2,147,663)		2,147,663

Total Investments - 98.8%
(Cost $119,685,363)			118,179,785
Net Other Assets and Liabilities - 1.2%			1,481,180
Total Net Assets - 100.0%			$119,660,965

(a)                                  Effective yield at time of purchase.

(b)                                 All or a portion of this security is out on loan at March 31, 2005; the value of the securities loaned amounted to $5,713,410. The value of collateral amounted to $5,829,625 which consisted of cash equivalents.

(c)                                  Pass Through Certificates.

FEDERAL INCOME TAX INFORMATION

At March 31, 2005, the aggregate cost of investment securities for tax purposes was $120,289,180. Net unrealized appreciation (depreciation) aggregated $(2,109,395) of which $(2,109,395) related to depreciated investment securities.

OTHER INFORMATION

The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities is as follows:

Moody’s Ratings

Aaa	16.0%
NR (Not Rated)	84.0%

100.0%

2

Major Class Concentration of Investments
as a Percentage of Net Assets:

U.S. Government And Agency Obligations	70.0%
U.S. Government Agency Mortgage-Backed Obligation	14.8
Asset-Backed And Mortgage-Backed Securities	12.2
Investment Companies	1.8
Net Other Assets and Liabilities	1.2
Total	100.0%

3

MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS - March 31, 2005 (Unaudited)

Par Value		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.6%

	Fannie Mae - 8.6%
$12,000,000	1.27%, 04/25/05	$11,975,418
5,000,000	1.36%, 05/03/05	4,999,507
6,000,000	2.32%, 09/12/05	6,000,000
		22,974,925

	Total U.S. Government Agency Obligations
	(Cost $22,974,925)	22,974,925

CORPORATE NOTES - 20.1%

	Auto Manufacturers - 1.5%
4,000,000	American Honda Finance Corp., MTN (a) (b)
	2.72%, 05/06/05	4,000,000

	Banks - 4.5%
10,000,000	Marshall & Ilsley Bank (a)
	2.95%, 12/20/05	10,000,000
2,000,000	Wachovia Corp.
	6.88%, 09/15/05	2,031,712
		12,031,712

	Computers - 3.7%
10,000,000	International Business Machines Corp. (a) (b)
	2.72%, 12/08/05	10,000,000

	Diversified Financial Services - 10.4%
7,864,000	Caterpillar Financial Services Corp., MTN (a)
	2.73%, 07/09/05	7,864,000
10,000,000	Money Market Trust LLC (a) (b)
	2.64%, 06/03/05	10,000,000
10,000,000	Morgan Stanley (a)
	2.93%, 08/15/05	10,000,000
		27,864,000

	Total Corporate Notes
	(Cost $53,895,712)	53,895,712

COMMERCIAL PAPER (c) - 62.8%

	Auto Manufacturers - 2.6%
7,000,000	BMW US Capital LLC (b)
	2.82%, 04/01/05	7,000,000

	Banks - 1.9%
5,000,000	Dexia Delaware LLC
	2.87%, 05/20/05	4,980,468

1

	Banks - Foreign Banks & Branches - 5.9%
$8,000,000	Alliance & Leicester PLC (b)
	2.84%, 06/01/05	$7,961,502
8,000,000	Nieuw Amsterdam Receivables Corp. (b)
	2.62%, 04/05/05	7,997,671
		15,959,173

	Commercial Services - 3.0%
8,000,000	First Data Corp.
	2.75%, 04/06/05	7,996,944

	Diversified Financial Services - 45.7%
8,000,000	Asset One Securitization (b)
	2.81%, 04/15/05	7,991,258
8,000,000	Citigroup Global Markets
	2.78%, 04/04/05	7,998,147
6,000,000	Goldman Sachs Group, Inc.
	2.80%, 04/08/05	5,996,733
7,000,000	Govco, Inc. (b)
	2.79%, 04/27/05	6,985,895
8,000,000	HBOS Treasury Services
	2.59%, 04/07/05	7,996,547
8,000,000	International Lease Finance Corp.
	2.77%, 04/04/05	7,998,153
7,000,000	Lehman Brothers Holdings, Inc.
	2.85%, 04/01/05	7,000,000
7,000,000	Park Granada LLC (b)
	2.85%, 04/01/05	7,000,000
8,000,000	Preferred Receivables Funding Corp. (b)
	2.77%, 04/01/05	8,000,000
8,000,000	Public Square Funding (b)
	2.85%, 04/01/05	8,000,000
7,000,000	Rabobank USA Finance Corp.
	2.82%, 04/01/05	7,000,000
7,500,000	Steamboat Funding Corp. (b)
	2.87%, 04/01/05	7,500,000
7,000,000	Swiss RE Financial Products (b)
	2.99%, 06/22/05	6,952,326
8,000,000	Three Pillars Funding Corp. (b)
	2.80%, 04/20/05	7,988,178
10,000,000	UBS Finance Delaware LLC
	2.79%, 04/01/05	10,000,000
8,000,000	Variable Funding Capital Corp. (b)
	2.76%, 04/01/05	8,000,000
		122,407,237

	Hand & Machine Tools - 1.5%
4,000,000	Stanley Works (b)
	2.88%, 05/24/05	3,983,040

	Telecommunications - 2.2%
6,000,000	SBC Communications, Inc. (b)
	2.71%, 04/18/05	5,992,322

	Total Commercial Paper
	(Cost $168,319,184)	168,319,184

2

CERTIFICATES OF DEPOSIT - 7.8%

$8,000,000	Bank of America Corp.
	2.86%, 05/16/05	$8,000,000
5,000,000	Credit Suisse First Boston (a)
	2.73%, 01/06/06	5,000,284
8,000,000	Washington Mutual Bank
	2.81%, 05/03/05	7,999,920
	Total Certificates of Deposit
	(Cost $21,000,204)	21,000,204

Shares
INVESTMENT COMPANIES - 0.5%

1,188,157	Barclays Prime Money Market Fund	1,188,157
45,736	Dreyfus Cash Management Plus Money Market Fund	45,736
211,012	One Group Institutional Prime Money Market Fund	211,012
	Total Investment Companies
	(Cost $1,444,905)	1,444,905

Total Investments - 99.8%
(Cost $267,634,930)		267,634,930
Net Other Assets and Liabilities - 0.2%		434,935
Total Net Assets - 100.0%		$268,069,865

(a)                                  Variable rate security.  The rate shown reflects rate in effect at period end.

(b)                                 Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers. At March 31, 2005, these securities amounted to $125,352,192 or 46.8% of net assets. These securities have been deemed to be liquid in accordance with procedures established by the Board of Trustees.

(c)                                  Effective yield at time of purchase.

MTN                   Medium Term Note

FEDERAL INCOME TAX INFORMATION

At March 31, 2005, the aggregate cost of investment securities for tax purposes was $267,634,930.

3

Major Class Concentration of Investments
as a Percentage of Net Assets:

Commercial Paper	62.8%
Corporate Notes	20.1
U.S. Government Agency Obligations	8.6
Certificates Of Deposit	7.8
Investment Companies	0.5
Net Other Assets and Liabilities	0.2
Total	100.0%

4

ALLMERICA INVESTMENT TRUST

NOTES TO PORTFOLIOS OF INVESTMENTS – March 31, 2005 (Unaudited)

The accompanying portfolios of investments are those of the Select Capital Appreciation, Select Value Opportunity, Select International Equity, Select Growth, Core Equity, Equity Index, Select Investment Grade Income, Government Bond and Money Market Funds of Allmerica Investment Trust (individually a “Portfolio”, collectively, the “Portfolios”).

SECURITY VALUATION

Equity securities which are traded on a recognized exchange (other than Nasdaq) are valued at the last quoted sales price available at the time of the closing of the New York Stock Exchange or, if there were no sales that day, at the mean of the closing bid and asked price.  Securities listed or traded on Nasdaq are valued at the Nasdaq official closing price.  Over-the-counter securities for which market quotations are readily available are valued at the last available price in the market prior to the time of valuation. Securities that are primarily traded on foreign exchanges generally are valued at the closing values of such securities on their respective exchanges. Corporate debt securities and debt securities of the U.S. Government and its agencies (other than short-term investments) are valued by an independent pricing service approved by the Board of Trustees which utilizes market quotations and transactions, quotations from dealers and various relationships among securities in determining value.  If not valued by a pricing service, such securities are valued at prices obtained from independent brokers.  If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value.  A security’s valuation may differ depending on the method used for determining value.  Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value.  Short-term investments that mature in 60 days or less are valued at amortized cost.  The investments of the Money Market Fund are valued utilizing the amortized cost valuation method, permitted in accordance with Rule 2a-7 under the 1940 Act.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

FORWARD FOREIGN CURRENCY CONTRACTS

The Select Capital Appreciation, Select International Equity and Select Growth Funds may enter into forward foreign currency contracts whereby the Portfolios agree to exchange a specific currency at a specific price at a future date in an attempt to hedge against fluctuations in the value of the underlying currency of certain portfolio instruments. Forward foreign currency contracts are valued at the daily forward exchange rate of the underlying currency.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Portfolios, but it does establish a rate of exchange that can be achieved in the future.  Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.  In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

FOREIGN CURRENCY TRANSLATION

Investment valuations denominated in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates.  Purchases and sales of foreign investments are translated into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions.

FUTURES CONTRACTS

All Portfolios, except the Money Market Fund, may use futures contracts to manage their exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures tends to increase a Portfolio’s exposure to the underlying instrument, while selling futures tends to decrease a Portfolio’s exposure to the underlying instrument or hedge other portfolio investments.  The underlying face amount at value of any open futures contracts at period end is shown in each applicable Portfolio’s portfolio of investments. The face amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the terms of the contracts.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

SECURITIES LENDING

Each Portfolio, using Investors Bank & Trust Company (“IBT”) as its lending agent, may loan securities to brokers and dealers in exchange for negotiated lenders’ fees.  Each applicable Portfolio receives collateral against the loaned securities which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan.  Collateral received is generally cash, and is invested in short-term investments. Lending portfolio securities involves possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the counterparty (borrower) not meet its obligations under the terms of the loan. Information regarding the value of the securities loaned and the value of the collateral at period end is included in a footnote at the end of each applicable Portfolio’s portfolio of investments.

FOREIGN SECURITIES AND EMERGING MARKETS

All Portfolios except the Government Bond Fund may purchase securities of foreign issuers.  The Money Market Fund may invest in only U.S. dollar denominated foreign securities.  Investing in foreign securities involves special risks not typically associated with investing in securities of U.S. issuers.  The risks include revaluation of currencies and future adverse political and economic developments.  Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the developed markets.  These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and future adverse political and economic developments.  Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, subject to delayed settlements, and their prices more volatile than those of comparable securities in the United States.

Item 2.                                   Controls and Procedures.

(a)          The registrant’s principal executive and principal financial officers have concluded that, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-Q, such disclosure controls and procedures provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons.

(b)         Changes to internal control over financial reporting:  Not Applicable

Item 3.                                   Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto as Exhibit 3.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allmerica Investment Trust

By:	/s/ John P. Kavanaugh
John P. Kavanaugh
President and Chairman

Date:	May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Kavanaugh
John P. Kavanaugh
President and Chairman
(Principal Executive Officer)

Date:	May 19, 2005

By:	/s/ Paul T. Kane
Paul T. Kane
Assistant Vice President and Treasurer
(Principal Financial Officer)

Date:	May 19, 2005